E*TRADE EXTENDED MARKET INDEX FUND
SEMIANNUAL REPORT


For the six months ended June 30, 2001, the Wilshire 4500 Equity Index* declined 4.01%. For the same period, the E*TRADE Extended Market Index Fund (the "Fund") declined 4.05%.

The Federal Reserve Board's (the "Fed") sweeping reduction of interest rates was the central theme for the first half of the year. Corporations, particularly those in the technology sector, continued to announce layoffs and issue revenue warnings. Newly released economic indicators also showed weak prospects for future economic growth. In response, the Fed aggressively lowered rates throughout the first half in an effort to revive the slumping economy. By the end of June, the Fed had lowered rates six times (in as many months) for a total cut of 2.75%, reducing the federal funds rate from 6.50% to 3.75%.

Although equity performance for the first quarter was poor, by April markets appeared to respond to the Fed's actions and look for signs that the economy was back on track. Some positive economic signs began to emerge, although others, most notably troubling unemployment numbers, continued to cloud the forecast. The Federal government's tax cut, which would inject capital in the third quarter of this year, helped to add a dose of optimism to a confused market. Ultimately, investors responded positively to the prospect of future economic growth, and markets enjoyed a healthy second quarter. For the year, though, performance numbers remained negative for most markets.

Within the Index, performance was mixed. Finance stocks, the Index's largest sector (22.67% of the Index as of June 30, 2001), returned 7.53% for the six-month period ended June 30, 2001, and the second largest sector, consumer non-durables (21.77% of the Index as of June 30) gained 6.97% for the reporting period. Consumer durables (3.28% of the Index on June 30) logged the best returns of all sectors, with a 10.87% return. Technology stocks (16.44% of the sector) delivered the worst performance, dropping an average 20.38%. Utilities stocks and energy stocks (5.49% and 4.25% of the Index as of June 30) both struggled with slowing global demand during the period, declining 19.02% and 11.05%, respectively.

Eight of the index's top ten holdings delivered negative returns for the period. The biggest losers among the group all came, not surprisingly, from the technology sector. Fortunately, the most substantial losses were experienced by companies that each represented less than a 1% weighting in the Index: Ciena Corp. fell 53.23%, Bea Systems lost 54.38%, and Verisign declined 19.11% during the six-month period ended June 30, 2001. Other top-ten holdings that suffered declines during the period included General Motors and Gemstar TV Guide, which fell 9.30% and 7.64%, respectively. On the positive side, the third largest holding, Ebay soared 107.55%, and Genzyme gained 35.65%.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance.

* "Wilshire 4500 Equity Index(TM)," "Wilshire 4500 Index(TM)," and "Wilshire 4500(TM)," are trademarks of Wilshire Associates Incorporated and have been licensed for use by E*TRADE Asset Management, Inc. Wilshire Associates does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Wilshire Associates, and neither Wilshire Associates nor the Wilshire 4500 Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

EXTENDED INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2001 (UNAUDITED)

  SECURITY                                               SHARES           VALUE
  -----------------------------------------------------------------------------
  COMMON STOCKS--96.89%

  ADVERTISING--0.55%
  -----------------------------------------------------------------------------
  Ackerly Group Inc. (The)                       +        2,920          32,732
  ADVO Inc.                                      +        1,402          47,878
  APAC Customer Services Inc.                    +        3,944          12,502
  Aptimus Inc.                                   +        3,600           1,080
  Catalina Marketing Corp.                       +        3,651         111,392
  Donnelley (R.H.) Corp.                         +        1,530          48,960
  Getty Images Inc.                              +        3,366          88,391
  Grey Global Group Inc.                                     55          36,575
  Ha-Lo Industries Inc.                          +        3,404           1,362
  Harte-Hanks Inc.                                        4,576         113,302
  Interep National Radio Sales Inc. "A"          +        3,040          17,328
  Key3Media Group Inc.                           +        4,537          52,675
  Lamar Advertising Co.                          +        5,176         227,744
  Marketing Services Group Inc.                  +        7,800           6,396
  Modem Media Inc.                               +        2,000           7,660
  Penton Media Inc.                                       2,719          47,582
  Simon Worldwide Inc.                           +        1,891           5,219
  Sitel Corp.                                    +        4,768           7,629
  24/7 Media Inc.                                +*       2,732             847
  Valuevision International Inc. "A"             +        2,142          46,588
  West Corp.                                     +        4,233          93,168
  -----------------------------------------------------------------------------
                                                                      1,007,010
  -----------------------------------------------------------------------------

  AEROSPACE / DEFENSE--0.38%
  -----------------------------------------------------------------------------
  AAR Corp.                                               2,040          34,884
  Alliant Techsystems Inc.                       +          836          75,156
  BE Aerospace Inc.                              +        2,187          41,662
  Curtiss Wright Corp.                                    1,056          56,707
  Fairchild Corp. (The) "A"                      +        6,531          45,782
  GenCorp. Inc.                                           2,957          37,850
  Hawker Pacific Aerospace                       +        6,800          22,100
  HEICO Corp.                                    *        1,209          23,213
  HEICO Corp. "A"                                         1,227          22,025
  Kreisler Manufacturing Corp.                   +        2,500          16,575
  L-3 Communications Holdings Inc.               +        2,224         169,691
  Orbital Sciences Corp.                         +        4,247          16,478
  Sequa Corp. "A"                                +          864          39,312
  Teledyne Technologies Inc.                     +        1,800          27,360
  Titan Corp. (The)                              +        3,376          77,310
  -----------------------------------------------------------------------------
                                                                        706,105
  -----------------------------------------------------------------------------

  AGRICULTURE--0.05%
  -----------------------------------------------------------------------------
  Delta & Pine Land Co.                                   3,114          61,190
  Dimon Inc.                                              4,000          40,000
  -----------------------------------------------------------------------------
                                                                        101,190
  -----------------------------------------------------------------------------

  AIRLINES--0.42%
  -----------------------------------------------------------------------------
  Airtran Holdings Inc.                          +        3,693          38,776
  Alaska Air Group Inc.                          +        1,772          51,211
  American West Holdings Corp. "B"               +        2,024          20,179
  Atlantic Coast Airlines Holdings Inc.          +        2,718          81,513
  Continental Airlines Inc. "B"                  +*       3,964         195,227
  Midway Airlines Corp.                          +        1,034           3,397
  Midwest Express Holdings Inc.                  +        1,830          31,750
  Northwest Airlines Corp. "A"                   +        5,635         142,284
  SkyWest Inc.                                            3,168          88,704
  UAL Corp.                                               3,176         111,636
  -----------------------------------------------------------------------------
                                                                        764,677
  -----------------------------------------------------------------------------

  APPAREL--0.33%
  -----------------------------------------------------------------------------
  Cherokee Inc.                                  +        1,989          18,876
  Donna Karan International Inc.                 +        1,896          20,060
  Garan Inc.                                              1,089          37,189
  Jones Apparel Group Inc.                       +        7,552         326,246
  Phillips-Van Heusen Corporation                         2,403          34,603
  Stride Rite Corp.                                       4,777          40,604
  Timberland Co. "A"                             +        2,452          96,879
  Unifi Inc.                                     +        4,132          35,122
  -----------------------------------------------------------------------------
                                                                        609,579
  -----------------------------------------------------------------------------

  AUTO MANUFACTURERS--0.25%
  -----------------------------------------------------------------------------
  Aftermarket Technology Corp.                   +        1,845          13,561
  American Axle & Manufacturing Holdings Inc.    +        3,100          51,615
  AO Smith Corp. "B"                                      1,742          31,182
  Borg-Warner Automotive Inc.                             1,445          71,701
  CLARCOR Inc.                                            2,691          72,253
  Dura Automotive Systems Inc.                   +        1,822          29,152
  Exide Corp.                                             3,355          38,582
  Hayes Lemmerz International Inc.               +        2,550          16,320
  Kroll-O'Gara Co. (The)                         +        4,319          40,858
  Oshkosh Truck Corp.                                     1,307          57,835
  Standard Automotive Corp.                      +        2,600           2,210
  Starcraft Corp.                                +        2,200           2,750
  Titan International Inc.                                2,171           8,858
  Wabash National Corp.                          *        2,527          30,577
  -----------------------------------------------------------------------------
                                                                        467,454
  -----------------------------------------------------------------------------

  AUTO PARTS & EQUIPMENT--0.28%
  -----------------------------------------------------------------------------
  ArvinMeritor Inc.                                       4,538          75,966
  Bandag Inc.                                             1,181          32,241
  Collins & Aikman Corp.                         +        6,000          37,200
  Donnelly Corp.                                          1,171          16,628
  Edelbrock Corp.                                         1,734          19,247
  Federal-Mogul Corp.                                     4,111           6,948
  Lear Corp.                                     +        4,183         145,987
  Modine Manufacturing Co.                                1,524          42,032
  Superior Industries International Inc.                  2,124          81,349
  Tenneco Automotive Inc.                                 6,600          21,516
  Tower Automotive Inc.                          +        3,068          31,447
  -----------------------------------------------------------------------------
                                                                        510,561
  -----------------------------------------------------------------------------

  BANKS--7.56%
  -----------------------------------------------------------------------------
  Alliance Bancorp                                        1,000          29,480

  AMCORE Financial Inc.                                   2,295          55,172
  American Bancorp                                        1,240          32,240
  Anchor BanCorp Wisconsin Inc.                           2,823          44,886
  Arch Capital Group Ltd.                        +        2,263          35,642
  Area Bancshares Corp.                                   2,850          47,025
  Associated Bancorp                                      3,874         139,425
  Astoria Financial Corp.                                 2,846         156,530
  Banc Corp. (The)                               +        1,790          12,566
  BancFirst Corp.                                           415          16,704
  BancFirst Ohio Corp.                                    2,406          54,496
  Bancorp South Inc.                                      4,398          74,766
  BancWest Corporation                                    4,312         148,333
  Bank Mutual Corp.                                       1,500          21,150
  Banknorth Group Inc.                                    9,664         218,890
  Bay View Capital Corp.                                  3,642          27,239
  BOK Financial Corp.                            +        4,038         108,622
  Boston Private Financial Holdings Inc.                  1,600          35,840
  Bostonfed Bancorp Inc.                                  1,892          43,327
  Brookline Bancorp Inc.                                  3,901          54,770
  Bryn Mawr Bank Corp.                                    1,058          32,798
  California Independent Bancorp                            885          23,187
  Capital Bank Corp.                             +        2,500          29,250
  Capital City Bank Group Inc.                            1,426          35,465
  Capital Crossing Bank                          +        2,481          41,730
  Cathay Bancorp Inc.                                       901          49,276
  CFS Bancorp Inc.                                        3,746          51,807
  Chemical Financial Corp.                                2,684          79,178
  Chester Valley Bancorp                                  1,231          17,357
  Chittenden Corp.                                        1,549          52,124
  Citizens Banking Corp.                                  2,343          68,533
  Citizens First Financial Corp.                          1,522          23,134
  City National Corp.                                     3,011         133,357
  CoBiz Inc.                                                946          21,521
  Colonial BancGroup Inc.                                 8,391         120,663
  Commerce Bancorp Inc.                                   1,784         125,058
  Commerce Bancshares Inc.                                4,200         154,980
  Commercial Federal Corp.                                2,908          67,175
  Community First Bankshares Inc.                         2,411          55,453
  Community Trust Bancorp Inc.                            1,000          24,000
  Compass Bancshares Inc.                                 8,159         216,213
  Connecticut Bankshares Inc.                             1,000          26,180
  CORUS Bankshares Inc.                                   1,651          99,473
  Cullen/Frost Bankers Inc.                               2,888          97,759
  CVB Financial Corp.                                     2,767          53,126
  Dime Bancorp Inc.                                       7,491         279,040
  Downey Financial Corp.                                  1,958          92,535
  East West Bancorp Inc.                                  2,200          59,400
  F&M National Corp.                                      1,908          76,320
  F.N.B. Corp.                                            2,418          71,331
  Farmers Capital Bank Corp.                              1,078          43,767
  Fidelity Bankshares Inc.                                3,019          43,443
  Fidelity National Corp.                                 2,763          20,170
  Financial Institutions Inc.                             1,000          22,400
  First Bancorp North Carolina                              858          21,133
  First BanCorp.                                          2,733          73,764
  First Banks America Inc.                       +        1,000          23,900
  First Citizens Bancshares Inc. "A"                        909          98,626
  First Commonwealth Financial Corp.                      2,868          43,020

  First Federal Financial of Kentucky                       552           9,108
  First Financial Bancorp                                 3,790          64,733
  First Merchants Corp.                                     771          18,450
  First Midwest Bancorp Inc.                              2,448          72,583
  First Niagara Financial Group Inc.                      2,931          45,518
  First Republic Bank                            +        1,000          24,500
  First Sentinel Bancorp Inc.                             4,730          64,186
  1st Source Corp.                                        2,146          60,088
  First Tennessee National Corp.                          7,337         254,667
  First Virginia Banks Inc.                               3,140         147,957
  Firstfed America Bancorp Inc.                           1,289          23,073
  FirstFed Financial Corp.                       +        2,545          75,841
  FirstMerit Corp.                                        5,590         147,576
  FMS Financial Corp.                                     1,000           8,050
  Frontier Financial Corp.                                2,004         100,180
  Fulton Financial Corp.                                  4,772          97,635
  GA Financial Inc.                                       1,963          30,250
  GBC Bancorp                                             1,033          29,492
  Glacier Bancorp Inc.                                    1,000          19,000
  Golden State Bancorp Inc.                               8,156         251,205
  Greater Bay Bancorp                                     2,058          51,409
  Greenpoint Financial Corp.                              7,080         271,872
  Hancock Holding Co.                                     1,168          50,166
  Harbor Florida Bancshares Inc.                          4,183          80,104
  Hibernia Corp. "A"                                     11,096         197,509
  Hudson City Bancorp Inc.                                6,800         157,012
  Hudson River Bancorp Inc.                               1,500          27,150
  Hudson United Bancorp                                   3,121          79,585
  Independence Community Bank Corp.                       3,455          68,202
  Independent Bank Corp.                                  1,748          34,506
  Independent Bank Corp.(MI)                              2,076          50,966
  IndyMac Bancorp Inc.                           +        4,338         116,258
  Integra Bank Corp.                                      1,697          42,035
  International Bancshares Corp.                          2,108          88,536
  Investors Financial Services Corp.                      1,800         120,600
  Irwin Financial Corp.                                   2,369          59,580
  Local Financial Corporation                    +        1,300          16,770
  M&T Bank Corp.                                          5,202         392,751
  MAF Bancorp Inc.                                        2,336          71,715
  Mahaska Investment Co.                                  1,062          11,682
  Main Street Bancorp Inc.                                1,900          21,185
  Main Street Banks Inc.                                  1,000          17,680
  Marshall & Ilsley Corp.                                 5,845         315,045
  Medallion Financial Corp.                               1,916          19,639
  Mercantile Bankshares Corp.                             4,694         183,676
  Merchants Bancshares Inc.                                 762          23,431
  Metropoitan Financial Corp.                    +        1,200           4,440
  MetroWest Bank                                          2,437          27,416
  MidAmerica Bancorp                                      1,308          37,869
  National Commerce Financial Corp.                      12,473         303,967
  National Penn Bancshares Inc.                           1,782          36,068
  Net.B@nk Inc.                                  +*       2,478          28,001
  New York Community Bancorp                              3,026         113,929
  North Fork Bancorp                                     10,008         310,248
  Northwest Bancorp Inc.                                  5,896          61,908
  NSD Bancorp Inc.                                        1,001          17,367
  Ocwen Financial Corp.                          +        6,716          68,839
  Old National Bancorp                                    4,131         109,058

  Pacific Capital Bancorp                                 1,480          45,066
  Pacific Century Financial Corp.                         4,588         118,325
  Park National Corp.                                       636          64,236
  Parkvale Financial Corp.                                1,233          29,592
  Patriot Bank Corp.                                      4,128          41,486
  Peoples Bancorp Inc.                                    1,255          24,096
  People's Bank                                           4,591         107,016
  Peoples Financial Corp.                                   700           9,660
  Popular Inc.                                            8,968         295,406
  Provident Bankshares Corp.                              2,688          67,039
  Provident Financial Group Inc.                          3,064         100,867
  R&G Financial Corp. "B"                                 2,074          33,288
  Republic Bancorp Inc.                                   4,664          64,830
  Republic Bancorp Inc. "A"                               2,640          34,320
  Republic Bancshares Inc.                       +        1,754          29,608
  Richmond County Financial Corp.                         2,300          86,296
  Riggs National Corp.                                    2,971          50,477
  Roslyn Bancorp Inc.                                     4,652         122,348
  Royal Bancshares of Pennsylvania "A"                    1,452          26,862
  S&T Bancorp Inc.                                        3,736         100,872
  Santander Bancorp                                       3,770          73,703
  Silicon Valley Bancshares                      +        3,246          71,412
  Simmons First National Corp. "A"                          911          30,427
  Sky Financial Group Inc.                                5,152          97,527
  South Financial Group Inc. (The)                        4,373          82,562
  Southwest Bancorp of Texas Inc.                +        1,438          43,442
  Sovereign Bancorp Inc.                                 17,132         222,716
  State Financial Services Corp. "A"                      1,871          23,855
  Staten Island Bancorp Inc.                              3,392          94,467
  Sterling Bancorp                                        1,000          30,600
  Sterling Bancshares Inc.                                2,095          40,182
  Sterling Financial Corp (PA)                   +        1,826          27,390
  Sterling Financial Corp.(WA)                            1,596          36,947
  Suffolk Bancorp                                         2,300         103,086
  Susquehanna Bancshares Inc.                             3,704          75,376
  TCF Financial Corp.                                     4,687         217,055
  Texas Regional Bancshares "A"                           1,698          68,412
  Tompkins County Trustco Inc.                            1,000          39,500
  Trust Company of New Jersey (The)                       2,085          70,890
  TrustCo Bank Corp.                                      5,170          69,019
  Trustmark Corp.                                         3,856          78,354
  UMB Financial Corp.                                     1,697          72,971
  UnionBanCal Corporation                                10,039         338,314
  United Bancshares Inc.                                  3,424          91,763
  United National Bancorp                                 1,684          38,193
  Valley National Bancorp                                 6,306         178,775
  VIB Corp.                                      +        2,766          24,175
  W Holding Co. Inc.                                      4,589          59,657
  Warwick Community Bancorp                               2,643          43,477
  Washington Federal Inc.                                 2,977          72,996
  Washington Trust Bancorp Inc.                           1,000          22,010
  Waypoint Financial Corp.                                8,000         100,400
  Webster Financial Corp.                                 3,768         123,515
  WesBanco Inc.                                           2,035          51,058
  Westamerica Bancorp                                     2,508          98,439
  WestCorp Inc.                                           3,331          70,617
  Whitney Holding Corp.                                   1,445          67,770
  Wilmington Trust Corp.                                  2,196         137,579

  -----------------------------------------------------------------------------
                                                                     13,897,336
  -----------------------------------------------------------------------------

  BEVERAGES--0.21%
  -----------------------------------------------------------------------------
  Chalone Wine Group Ltd.                        +        2,320          28,072
  Coca-Cola Bottling Co.                                    874          34,392
  Constellation Brands Inc.                      +        2,598         106,518
  Farmer Brothers Co.                                       186          43,338
  PepsiAmericas Inc.                                      9,213         122,533
  Robert Mondavi Corp. (The) "A"                 +          762          30,891
  Sylvan Inc.                                    +        1,885          21,395
  -----------------------------------------------------------------------------
                                                                        387,139
  -----------------------------------------------------------------------------

  BIOTECHNOLOGY--3.42%
  -----------------------------------------------------------------------------
  ACLARA BioSciences Inc.                        +*       2,840          22,038
  Affymetrix Inc.                                +*       3,454          76,161
  Alexion Pharmaceuticals Inc.                   +*       1,616          38,784
  Applera Corp. - Celera Genomics Group          +        3,800         150,708
  Arena Pharmaceuticals Inc.                     +        1,400          42,686
  Ariad Pharmaceuticals Inc.                     +        3,100          15,717
  Avant Immunotherapeutics Inc.                  +        2,900          16,385
  Aviron                                         +        2,103         119,871
  Bio-Technology General Corp.                   +        2,779          36,405
  Cambrex Corp.                                           1,490          75,364
  Cellegy Pharmaceuticals Inc.                   +        3,100          21,328
  Charles River Laboratories International Inc.  +        2,800          97,300
  Cryolife Inc.                                  +        1,750          71,592
  CuraGen Corp.                                  +        2,300          83,720
  Cytogen Corp.                                  +        4,500          24,300
  Deltagen Inc.                                  +        3,500          31,430
  Diversa Corp.                                  +        2,987          60,756
  EntreMed Inc.                                  +*       1,378          22,048
  Exelixis Inc.                                  +        4,313          81,818
  Genaera Corporation                            +        1,822           8,727
  Gene Logic Inc.                                +        1,900          41,420
  Genencor International Inc.                    +        4,500          71,505
  Genentech Inc.                                 +       10,400         573,040
  Genome Therapeutics Corp.                      +        3,020          44,817
  Genzyme Corp. - General Division               +*      11,498         701,378
  Human Genome Sciences Inc.                     +*       7,612         458,623
  ICOS Corp.                                     +        3,116         199,424
  IDEC Pharmaceuticals Corp.                     +*       9,064         613,542
  Illumina Inc.                                  +        2,560          30,157
  Immunex Corp.                                  +       33,168         588,732
  Immunomedics Inc.                              +        4,293          91,870
  Incyte Genomics Inc.                           +        4,282         104,995
  Integra LifeSciences Holdings Corporation      +        2,500          54,125
  Invitrogen Corp.                               +        2,892         160,911
  Isis Pharmaceuticals Inc.                      +        3,908          48,420
  Kosan Biosciences Inc.                         +        4,000          30,800
  Large Scale Biology Corp.                      +*       1,704          12,098
  Maxim Pharmaceuticals Inc.                     +*       7,365          46,473
  Maxygen Inc.                                   +        2,462          47,763
  Millennium Pharmaceuticals Inc.                +       13,492         480,045
  Myriad Genetics Inc.                           +        1,492          94,473
  Nanogen Inc.                                   +        7,100          48,209
  Nexell Therapeutics Inc.                       +        2,025           4,232
  Organogenesis Inc.                             +        3,420          25,308
  Protein Design Labs Inc.                       +        2,660         230,782

  Regeneron Pharmaceuticals Inc.                 +        2,143          74,255
  Rosetta Inpharmatics Inc.                      +*       3,035          47,042
  Sequenom Inc.                                  +        3,687          51,618
  Targeted Genetics Corp.                        +        3,300          21,450
  Telik Inc.                                     +        2,100          20,685
  Third Wave Technologies Inc.                   +        2,454          25,350
  Transkaryotic Therapies Inc.                   +*       1,255          36,960
  Variagenics Inc.                               +        3,496          13,285
  Xoma Ltd.                                      +        5,334          90,998
  -----------------------------------------------------------------------------
                                                                      6,281,923
  -----------------------------------------------------------------------------

  BUILDING MATERIALS--0.72%
  -----------------------------------------------------------------------------
  Advanced Lighting Technologies Inc.            +*       1,945           8,558
  American Standard Companies Inc.               +        4,445         267,144
  Apogee Enterprises Inc.                                 2,500          31,225
  Centex Construction Products Inc.                       1,509          49,042
  Ceradyne Inc.                                  +        2,800          22,680
  Comfort Systems USA Inc.                       +        4,359          15,780
  Dal-Tile International Inc.                    +        4,096          75,981
  Elcor Corp.                                             1,370          27,742
  Florida Rock Industries Inc.                              945          44,320
  Genlyte Group Inc. (The)                       +        1,102          34,063
  Integrated Electrical Services Inc.            +        3,692          35,997
  Lafarge Corp.                                           4,701         157,531
  Lennox International Inc.                               3,521          38,555
  LSI Industries Inc.                                     1,156          27,039
  Martin Marietta Materials Inc.                          2,783         137,731
  NCI Building Systems Inc.                      +        1,307          23,853
  Rayonier Inc.                                           1,646          76,457
  Rock of Ages Corp.                             +        2,774          14,036
  Simpson Manufacturing Co. Inc.                 +          717          43,378
  Texas Industries Inc.                                   2,149          73,904
  Trex Co. Inc.                                  +        1,300          25,025
  USG Corp.                                      *        2,423          10,225
  York International Corp.                                2,492          87,270
  -----------------------------------------------------------------------------
                                                                      1,327,536
  -----------------------------------------------------------------------------

  CHEMICALS--1.39%
  -----------------------------------------------------------------------------
  Airgas Inc.                                    +        6,651          79,147
  Albemarle Corp.                                         2,602          60,288
  Altair International Inc.                      +        2,059           4,447
  Arch Chemicals Inc.                                     2,100          43,743
  Atlantis Plastics Inc. "A"                     +          600           1,920
  Cabot Corp.                                             4,077         146,854
  Cabot Microelectronics Corp.                   +        1,710         106,020
  ChemFirst Inc.                                          2,141          56,094
  Crompton Corp.                                          8,406          91,625
  Cytec Industries Inc.                          +        2,335          88,730
  Ferro Corp.                                             2,485          54,198
  Foamex International Inc.                      +        2,122          15,703
  Fuller (H. B.) Co.                                      1,225          61,127
  Gentek Inc.                                             1,933          10,245
  Georgia Gulf Corp.                                      2,179          33,774
  IMC Global Inc.                                         7,815          79,713
  International Specialty Products Inc.          +        3,376          35,786
  JLM Industries Inc.                            +        2,200           5,720
  Landec Corp.                                   +        1,973           7,695
  Lubrizol Corp.                                          3,566         110,724

  Lyondell Chemical Co.                                   6,642         102,154
  MacDermid Inc.                                          3,224          58,032
  Millennium Chemicals Inc.                               3,774          56,799
  Minerals Technologies Inc.                              1,185          50,860
  Mississippi Chemical Corp.                              2,577           7,963
  Myers Industries Inc.                                   2,270          34,277
  NL Industries Inc.                                      3,832          53,073
  Olin Corp.                                              2,793          47,453
  OM Group Inc.                                           1,660          93,375
  Omnova Solutions Inc.                                   2,357          17,159
  Penford Corp.                                           1,571          18,224
  PolyOne Corp.                                           4,908          51,092
  RPM Inc.                                                6,547          60,232
  Schulman (A.) Inc.                                      2,888          38,988
  Solutia Inc.                                            6,927          88,319
  Spartech Corp.                                          2,902          70,083
  Stepan Co.                                                663          17,371
  Surmodics Inc.                                 +        1,148          67,502
  Symyx Technologies Inc.                        +        1,700          44,693
  Terra Industries Inc.                          +        5,000          19,500
  U.S. Plastic Lumber Co.                        +        1,954           2,403
  Uniroyal Technology Corp.                      +        2,720          23,120
  Valhi Inc.                                              6,622          85,755
  Valspar Corp.                                           3,055         108,452
  Vertex Pharmaceuticals Inc.                    +        3,866         191,367
  Wellman Inc.                                            2,600          46,540
  -----------------------------------------------------------------------------
                                                                      2,548,339
  -----------------------------------------------------------------------------

  COAL--0.06%
  -----------------------------------------------------------------------------
  Consol Energy Inc.                                      4,500         113,850
  -----------------------------------------------------------------------------
                                                                        113,850
  -----------------------------------------------------------------------------

  COMMERCIAL SERVICES--3.03%
  -----------------------------------------------------------------------------
  Aaron Rents Inc. "A"                                    1,271          19,065
  Ablest Inc.                                    +        1,700           7,565
  ABM Industries Inc.                                     1,456          54,236
  Actrade Financial Technologies Ltd.            +*         815          19,267
  Administaff Inc.                               +        1,670          43,420
  AHL Services Inc.                              +        2,230          17,840
  ANC Rental Corp.                               +        3,012           9,036
  AnswerThink Consulting Group Inc.              +        2,281          22,787
  Apollo Group Inc. "A"                          +        6,694         284,160
  Atrix Laboratories Inc.                        +        1,816          43,039
  Aurora Biosciences Corp.                       +        1,826          56,606
  Barrett Business Services Inc.                 +        1,000           3,600
  Bestway Inc.                                   +        1,400           7,840
  Blount International Inc.                      +        3,065           7,663
  Blue Rhino Corp.                               +        1,881           9,706
  Bowne & Co. Inc.                                        2,846          32,729
  Bright Horizons Family Solutions Inc.          +        1,019          31,997
  Caremark Rx Inc.                               +       13,204         217,206
  CDI Corp.                                      +        2,262          38,431
  Central Parking Corp.                          *        2,522          47,161
  Charles River Associates Inc.                  +        1,972          34,510
  Chemed Corp.                                            1,162          41,995
  Comdisco Inc.                                           9,200          12,236
  Corinthian Colleges Inc.                       +        1,400          65,898
  Corporate Executive Board Co. (The)            +        1,700          71,400

  CoStar Group Inc.                              +        1,228          32,296
  DeVry Inc.                                     +        4,501         162,576
  DiamondCluster International Inc. "A"          +*       3,963          50,449
  Dun & Bradstreet Corp.                         +        5,400         152,280
  eBenx Inc.                                     +        3,010           9,873
  Edgewater Technology Inc.                      +        3,066          10,731
  Edison Schools Inc.                            +        3,000          68,520
  Education Management Corp.                     +        2,005          80,300
  Electro Rent Corp.                             +        1,901          31,005
  Encompass Service Corp.                        +        4,456          39,881
  First Consulting Group Inc.                    +        2,194          15,797
  First Health Group Corp.                       +        5,842         140,909
  FYI Inc.                                       +        1,606          65,846
  Gartner Group Inc. "B"                         +        5,300          48,760
  Griffin Land & Nurseries Inc.                  +        1,300          20,748
  Harris Interactive Inc.                        +        5,460          13,650
  Healthcare Services Group Inc.                 +        2,214          15,719
  Heidrick & Struggles International Inc.        +        1,500          30,495
  HotJobs.com Ltd.                               +        6,100          54,900
  Interactive Data Corp.                                  9,242          83,178
  Interstate National Dealer Services Inc.       +        3,200          17,184
  Iron Mountain Inc.                             +        3,147         141,111
  ITT Educational Services Inc.                  +        1,708          76,860
  Kaneb Services Inc.                            +        2,200          16,126
  Kelly Services Inc. "A"                                 1,746          42,340
  Korn/Ferry International                       +        2,500          38,750
  KPMG Consulting Inc.                           +        9,349         143,507
  Labor Ready Inc.                               +        4,970          26,043
  Landauer Inc.                                           1,617          48,510
  Learning Tree International Inc.               +        1,311          30,101
  LendingTree Inc.                               +        4,366          27,811
  Luminant Worldwide Corp.                       +        4,100           3,362
  Mail-Well Inc.                                 +        5,584          23,732
  Management Network Group Inc. (The)            +        3,200          19,520
  Manpower Inc.                                           5,342         159,726
  MAXIMUS Inc.                                   +        1,304          52,277
  McGrath Rentcorp                                          916          22,112
  MedQuist Inc.                                  +        2,616          77,643
  Midas Inc.                                              2,555          32,448
  Modis Professional Services Inc.               +        5,602          38,654
  MPW Industrial Services Group Inc.             +        1,095           1,369
  National Equipment Services Inc.               +        2,779           7,642
  National Research Corp.                        +        2,500          13,125
  NationsRent Inc.                               +        4,184           1,590
  Navigant Consulting Co.                        +        4,627          37,941
  Neff Corp.                                     +        4,392           3,733
  NetRatings Inc.                                +        2,328          33,523
  Neurogen Corp.                                 +        1,733          39,772
  New Horizons Worldwide Inc.                    +        1,609          24,035
  NOVA Corporation                               +        4,323         135,958
  On Assignment Inc.                             +        1,578          28,404
  Organic Inc.                                   +        5,436           2,337
  PFSweb Inc.                                    +        2,656           2,789
  Pharmaceutical Product Development Inc.        +        3,088          94,215
  Pharmacopeia Inc.                              +        1,300          31,200
  Plexus Corp.                                   +*       2,560          84,480
  Predictive Systems Inc.                        +        2,100           8,400
  Profit Recovery Group International Inc. (The) +        3,046          34,907

  ProsoftTraining.com                            +        2,672           3,340
  Quanta Services Inc.                           +        3,975          87,609
  Rainbow Rentals Inc.                           +        1,065           7,455
  RCM Technologies Inc.                          +        3,186          15,452
  Regis Corp.                                             2,499          52,454
  Rent-A-Center Inc.                             +        1,817          95,574
  Rent-Way Inc.                                  +        1,445          15,750
  Resources Connection Inc.                      +        1,300          33,592
  Rollins Inc.                                            3,166          63,035
  Roper Industries Inc.                                   2,199          91,808
  Security Associates International Inc.         +        3,200           7,520
  Servicemaster Co.                                      18,725         224,700
  Sotheby's Holdings Inc. "A"                    +        3,645          58,794
  Spherion Corporation                           +        3,724          33,330
  SPS Technologies Inc.                          +        1,166          55,268
  Staff Leasing Inc.                                      1,928           7,346
  Stewart Enterprises Inc. "A"                            5,516          40,267
  Strayer Education Inc.                                  1,102          53,722
  Student Advantage Inc.                         +        3,600           6,588
  Sylvan Learning Systems Inc.                   +        3,073          74,674
  Teletech Holdings Inc.                         +        4,895          44,006
  Trimeris Inc.                                  +          773          38,704
  Tyler Technologies Inc.                        +        3,772           9,053
  United Rentals Inc.                            +        4,160         107,952
  United Shipping and Technology Inc.            +        1,000             580
  Valassis Communications Inc.                   +        3,160         113,128
  Viad Corp.                                              6,247         164,921
  Volt Information Sciences Inc.                 +        1,067          18,672
  Wackenhut Corrections Corp.                    +        1,500          19,650
  Westaff Inc.                                   +        1,884           6,217
  Wireless Facilities Inc.                       +*       2,500          16,250
  World Fuel Services Corp.                               4,155          49,652
  -----------------------------------------------------------------------------
                                                                      5,567,606
  -----------------------------------------------------------------------------

  COMPUTER SYSTEMS--0.12%
  -----------------------------------------------------------------------------
  Borland Software Corp.                         +        5,168          80,621
  Metasolv Inc.                                  +        2,760          21,887
  Tellium Inc.                                   +        6,019         109,546
  -----------------------------------------------------------------------------
                                                                        212,054
  -----------------------------------------------------------------------------

  COMPUTERS--6.62%
  -----------------------------------------------------------------------------
  Accrue Software Inc.                           +        2,100           1,008
  ACE*COMM Corp.                                 +        4,000           6,800
  Activision Inc.                                +*       2,415          94,789
  Advanced Digital Information Corp.             +*       3,140          54,322
  Advent Software Inc.                           +*       1,994         126,619
  Affiliated Computer Services Inc. "A"          +*       3,334         239,748
  AGENCY.com Ltd.                                +*       3,462          11,148
  Agile Software Corp.                           +*       3,100          52,700
  American Software Inc. "A"                     +        3,900           6,630
  AppliedTheory Corp.                            +*       4,200           2,142
  Applix Inc.                                    +        1,058           2,063
  Art Technology Group Inc.                      +        4,400          25,520
  Ashton Technology Group Inc. (The)             +        3,000           2,940
  Ask Jeeves Inc.                                +        3,000           5,700
  Aspen Technology Inc.                          +        1,506          36,445
  Auspex Systems Inc.                            +        2,748          19,621
  Avici Systems Inc.                             +*       2,939          25,187

  BARRA Inc.                                     +        1,231          48,194
  Be Free Inc.                                   +        6,400           7,808
  Be Inc.                                        +        4,400           1,980
  BindView Development Corp.                     +        4,020           8,482
  Bisys Group Inc.                               +*       3,682         217,238
  Black Box Corp.                                +        1,171          78,879
  Braun Consulting Inc.                          +        3,200          25,760
  Brio Technology Inc.                           +        2,347          17,133
  Broadbase Software Inc.                        +*       3,400           7,283
  Brocade Communications System Inc.             +       14,000         615,860
  BSQUARE Corp.                                  +        1,800          18,918
  CacheFlow Inc.                                 +        2,920          14,396
  CAIS Internet Inc.                             +        2,400           1,776
  Calico Commerce Inc.                           +        1,824             529
  Cambridge Technology Partners Inc.             +        3,320          11,753
  Carreker Corp.                                 +        1,313          28,229
  Casino Data Systems                            +        3,200          29,504
  Catalyst International Inc.                    +        2,159           8,334
  C-bridge Internet Solutions Inc.               +        2,151           3,549
  CCC Information Services Group Inc.            +        3,164          18,794
  Centura Software Corp.                         +        4,400           1,232
  Ceridian Corp.                                 +        9,100         174,447
  Ciber Inc.                                     +        3,099          29,440
  Ciprico Inc.                                   +        1,618          12,135
  Clarent Corp.                                  +        2,442          22,442
  Cognizant Technology Solutions Corp.           +          958          40,667
  Commerce One Inc.                              +       12,440          72,650
  Computer Network Technology Corp.              +        1,415          15,013
  Concur Technologies Inc.                       +        2,236           3,309
  Concurrent Computer Corp.                      +        3,566          24,962
  Cotelligent Inc.                               +        2,307           1,707
  Covansys Corporation                           +        2,955          33,391
  Critical Path Inc.                             +        4,989           5,089
  Crossroads Systems Inc.                        +        2,600          16,874
  CyberSource Corp.                              +        2,300           3,726
  Cylink Corp.                                   +        2,873           1,666
  Cysive Inc.                                    +        2,500           7,925
  Daleen Technologies Inc.                       +        1,700           1,394
  Data Race Inc.                                 +        3,209             321
  Data Return Corp.                              +        2,800           4,900
  Data Translation Inc.                          +        2,700           4,374
  Dataram Corp.                                  +        2,350          23,265
  Datatec Systems Inc.                           +        3,783           2,005
  Deltek Systems Inc.                            +        2,399          17,081
  Dendrite International Inc.                    +        2,959          22,192
  Diebold Inc.                                            4,877         156,796
  Digex Inc.                                     +        2,600          33,800
  Digital River Inc.                             +        3,738          16,821
  Digitas Inc.                                   +*       4,795          21,098
  Docent Inc.                                    +        2,600          26,000
  DocuCorp International Inc.                    +          898           3,233
  Dot Hill Systems Corp.                         +        2,640           4,884
  DSET Corporation                               +          959             575
  DSP Group Inc.                                 +        1,292          27,713
  DST Systems Inc.                               +        7,780         410,006
  E.piphany Inc.                                 +*       5,150          52,324
  Easylink Services Corp.                        +        4,663           2,565
  ebix.com Inc.                                  +        1,430           2,731

  Echelon Corp.                                  +        2,298          70,686
  Eclipsys Corp.                                 +        2,793          78,483
  eGain Communications Corp.                     +*       2,751           7,400
  Elcom International Inc.                       +        4,021           6,715
  Electronics For Imaging Inc.                   +        3,278          96,701
  Elite Information Group Inc.                   +        2,800          18,620
  eLoyalty Corp.                                 +        2,625           2,625
  Engage Technologies Inc.                       +*      11,800           8,614
  Entrade Inc.                                   +        5,200           3,120
  Entrust Technologies Inc.                      +        4,400          31,196
  Equinix Inc.                                   +        4,453           4,765
  Evolving Systems Inc.                          +        5,519          30,906
  Exabyte Corp.                                  +        3,131           3,006
  Extended Systems Inc.                          +        1,500          10,380
  Extreme Networks Inc.                          +        6,900         203,550
  F5 Networks Inc.                               +*       2,000          35,140
  FactSet Research Systems Inc.                           2,154          76,898
  Fair Isaac and Co. Inc.                                 1,236          76,410
  FileNET Corp.                                  +        1,873          27,720
  First Virtual Communications Inc.              +        4,601           4,141
  Foundry Networks Inc.                          +        7,300         145,854
  Frontline Capital Group Inc.                   +        2,500           3,750
  Gadzoox Networks Inc.                          +        3,000           9,630
  General Magic Inc.                             +*       4,230           4,357
  GoTo.com Inc.                                  +*       3,900          75,855
  Hall Kinion & Associates Inc.                  +        1,325          10,679
  HNC Software Inc.                              +        2,054          40,053
  Hypercom Corp.                                 +        3,574          17,155
  Hyperion Solutions Corp.                       +        1,943          29,145
  iAsiaWorks Inc.                                +        3,324             632
  IDX Systems Corp.                              +        2,485          29,845
  iGate Capital Corp.                            +        2,794          13,942
  IKOS Systems Inc.                              +        2,000          14,720
  iManage Inc.                                   +        2,500           9,125
  IMRglobal Corp.                                +        3,904          42,671
  Industri Matematik International Corp.         +        2,280           4,264
  InfoCure Corp.                                 +        3,692           8,787
  Infocus Corp.                                  +        2,618          53,381
  Information Architects Corp.                   +        2,444           3,079
  Inforte Corp.                                  +        3,794          46,401
  infoUSA Inc.                                   +        3,416          20,496
  Inprimis Inc.                                  +        2,600             728
  Integral Systems Inc.                          +        1,262          30,452
  Integrated Measurement Systems                 +        1,432          31,432
  InterCept Group Inc. (The)                     +        1,200          45,600
  Intergraph Corp.                               +        3,688          56,795
  Interland Inc.                                 +        3,450           4,485
  Interliant Inc.                                +*       4,100           2,255
  Internap Network Services Corp.                +       10,300          33,681
  Internet Security Systems Inc.                 +        2,624         127,421
  Intertrust Technologies Corp.                  +        6,000           7,200
  Interwoven Inc.                                +        6,200         104,780
  Intranet Solutions Inc.                        +        1,622          61,717
  Intraware Inc.                                 +*       2,300           2,668
  Intrusion.com Inc.                             +        2,128           7,427
  ION Networks Inc.                              +          800             640
  ITXC Corp.                                     +        3,600          25,200
  iXL Enterprises Inc.                           +        4,300           5,203

  Jack Henry & Associates Inc.                            6,412         198,772
  Juniper Networks Inc.                          +       19,800         615,780
  Juno Online Services Inc.                      +        3,800           5,510
  Jupiter Media Metrix Inc.                      +        7,751           9,999
  Kana Communications Inc.                       +        5,960          12,158
  Keynote Systems Inc.                           +        2,800          30,660
  Kronos Inc.                                    +        1,255          51,392
  Larscom Inc. "A"                               +        2,700           5,319
  Launch Media Inc.                              +        4,500           4,095
  Level 8 Systems Inc.                           +*       2,797          13,230
  Lexar Media Inc.                               +        4,300           6,837
  Liberate Technologies Inc.                     +        6,400          70,080
  LookSmart Ltd.                                 +        5,000           5,250
  Manhattan Associates Inc.                      +        1,561          62,050
  MapInfo Corp.                                  +          922          20,284
  Marimba Inc.                                   +        2,100           4,431
  Maxtor Corp.                                   +       14,233          74,723
  McDATA Corporation "A"                         +        6,934         121,692
  Media 100 Inc.                                 +        1,360           2,162
  Mentor Graphics Corp.                          +        4,640          81,200
  Micron Electronics Inc.                        +        5,297           8,422
  Micros Systems Inc.                            +        1,421          31,262
  Micros-To-Mainframes Inc.                      +        1,000           1,120
  Microstrategy Inc.                             +*       2,160           6,048
  Mitek Systems Inc.                             +        3,300           4,257
  Mobius Management Systems Inc.                 +        1,756           5,795
  MTI Technology Corp.                           +        3,350           6,834
  MTS Systems Corp.                                       4,285          59,090
  Multex.com Inc.                                +        1,714          27,852
  MyPoints.com Inc.                              +        4,492          11,544
  National Information Consortium Inc.           +        4,900           8,918
  National Instruments Corp.                     +        3,009          97,642
  Navidec Inc.                                   +        4,300           4,429
  NaviSite Inc.                                  +        4,300           6,235
  Net Perceptions Inc.                           +        3,000           5,160
  Netegrity Inc.                                 +        2,180          65,400
  NetObjects Inc.                                +        3,900           3,081
  NetScout Systems Inc.                          +        2,500          16,250
  Netsmart Technologies Inc.                     +        2,200           4,466
  NetSpeak Corp.                                 +        1,763           4,936
  Novadigm Inc.                                  +        1,945          21,881
  Nuance Communications Inc.                     +*       2,329          41,969
  NYFIX Inc.                                     +        1,983          63,357
  Odetics Inc. "A"                               +        1,335           2,937
  On2.com Inc.                                   +        2,100           1,050
  OneSource Information Services Inc.            +        2,900          24,360
  ONI Systems Inc.                               +        8,000         223,200
  Ontrack Data Intenational Inc.                 +        2,800          16,100
  ONYX Software Corp.                            +        2,900          23,200
  Open Market Inc.                               +        5,566           6,568
  Packeteer Inc.                                 +        3,800          47,614
  Pegasus Solutions Inc.                         +        2,005          23,158
  Performance Technologies Inc.                  +        1,587          23,805
  Perot Systems Corp. "A"                        +        7,311         132,329
  Phoenix Technologies Ltd.                      +        1,569          22,907
  Portal Software Inc.                           +       11,200          46,256
  Preview Systems Inc.                           +        4,013          13,845
  PRI Automation Inc.                            +        1,792          33,197

  Primus Knowledge Solutions Inc.                +        2,500          14,975
  ProBusiness Services Inc.                      +        1,516          40,250
  Progress Software Corp.                        +        1,928          31,234
  QAD Inc.                                       +        2,989          10,461
  Quantum DLT & Storage Group                    +        9,760          98,478
  Quest Software Inc.                            +        5,800         218,950
  Radiant Systems Inc.                           +        2,038          32,853
  Radview Software Ltd.                          +        2,092           1,715
  Rainbow Technologies Inc.                      +        2,864          16,010
  RAVISENT Technologies Inc.                     +        1,500           2,970
  Read-Rite Corp.                                +        7,300          38,325
  Red Hat Inc.                                   +*      10,000          40,000
  Redback Networks Inc.                          +        9,200          82,064
  Retek Inc.                                     +        3,355         160,839
  Riverstone Networks Inc.                       +        6,356         126,421
  RSA Security Inc.                              +        3,793         117,393
  RWD Technologies Inc.                          +        1,550           4,743
  Safeguard Scientifics Inc.                     +        7,939          40,806
  Sagent Technology Inc.                         +        2,400           3,600
  Sanchez Computer Associates Inc.               +*       2,362          31,296
  SanDisk Corp.                                  +        4,278         119,313
  Scient Corp.                                   +*       4,600           4,278
  Scientific Learning Corp.                      +        3,800           8,170
  SCM Microsystems Inc.                          +*       2,988          31,075
  ScreamingMedia Inc.                            +        3,770          11,121
  Secure Computing Corp.                         +        2,230          35,033
  SEEC Inc.                                      +        2,300           6,141
  SEI Investment Co.                                      7,188         340,711
  Silicon Storage Technology Inc.                +*       5,987          60,648
  SilverStream Software Inc.                     +        1,700          11,985
  SmartDisk Corp.                                +        1,900           7,866
  SmartServ Online Inc.                          +        7,000          64,750
  Socket Communications Inc.                     +        2,600           6,630
  Sonic Foundry Inc.                             +        2,400           3,864
  SONICblue Inc.                                 +        5,029          16,596
  SonicWALL Inc.                                 +        4,200         105,882
  SPEEDUS.COM Inc.                               +        3,600           3,960
  SportsLine.com Inc.                            +        3,955           9,096
  SPSS Inc.                                      +        1,333          21,075
  SS&C Technologies Inc.                         +        4,739          29,382
  StarBase Corp.                                 +        3,706          13,527
  StarMedia Network Inc.                         +*       5,100           9,486
  Storage Technology Corp.                       +        7,166          98,604
  StorageNetworks Inc.                           +*       2,316          39,349
  Stratasys Inc.                                 +        2,400           7,248
  Stratos Lightwave Inc.                         +*       7,009          91,117
  SunGard Data Systems Inc.                      +       16,808         504,408
  Sunquest Information Systems Inc.              +        1,867          44,416
  Sykes Enterprises Inc.                         +        2,159          23,749
  Synopsys Inc.                                  +*       3,988         192,979
  Syntel Inc.                                    +        3,108          23,932
  T/R Systems Inc.                               +        3,632          14,128
  Take-Two Interactive Software Inc.             +        2,620          48,601
  Tanning Technology Corp.                       +        1,800           8,730
  Technology Solutions Co.                       +        3,925           6,986
  Teknowledge Corp.                              +          700           3,836
  Telescan Inc.                                  +        1,795             610
  TenFold Corp.                                  +        2,000             860

  THQ Inc.                                       +        1,607          79,145
  3Com Corp.                                     +       22,888         108,718
  3D Systems Corp.                               +        2,317          39,389
  3DO Co. (The)                                  +        3,656          26,616
  Tidel Technologies Inc.                        +        1,200           1,416
  Tier Technologies Inc. "B"                     +        1,884          17,992
  TradeStation Group Inc.                        +        1,545           8,191
  TransAct Technologies Inc.                     +        3,700          33,300
  Tricord Systems Inc.                           +        2,200           5,962
  Tumbleweed Communications Corp.                +*       2,204           8,353
  Turnstone Systems Inc.                         +*       7,062          49,434
  Ultimate Software Group Inc.                   +        2,485          12,549
  USDATA Corp.                                   +        3,300           1,518
  VeriSign Inc.                                  +*      12,753         765,308
  Verity Inc.                                    +        2,268          45,247
  Versant Corp.                                  +        3,800           6,080
  Verso Technologies Inc.                        +        2,283           1,941
  Vertel Corp.                                   +        2,100             105
  Vialink Co. (The)                              +        2,188           3,501
  Viant Corp.                                    +*       3,000           5,610
  Vitech America Inc.                            +          739             318
  Vitria Technology Inc.                         +*       9,200          31,648
  Walker Interactive Systems                     +        1,028             658
  WatchGuard Technologies Inc.                   +        4,700          48,175
  Wave Systems Corp. "A"                         +        3,069          16,481
  Webb Interactive Services                      +*       1,672           4,096
  Western Digital Corp.                          +       10,771          43,084
  Xpedior Inc.                                   +        3,388              34
  Xybernaut Corp.                                +*       5,065          24,312
  Zamba Corp.                                    +        2,800           2,800
  -----------------------------------------------------------------------------
                                                                     12,184,719
  -----------------------------------------------------------------------------

  COSMETICS / PERSONAL CARE--0.20%
  -----------------------------------------------------------------------------
  Carter-Wallace Inc.                                     2,625          50,794
  Estee Lauder Companies Inc. "A"                *        7,378         317,992
  -----------------------------------------------------------------------------
                                                                        368,786
  -----------------------------------------------------------------------------

  DISTRIBUTION / WHOLESALE--0.51%
  -----------------------------------------------------------------------------
  Advanced Marketing Services Inc.                        1,449          30,212
  Aviation Sales Co.                             +*       2,158           3,669
  Bell Microproducts Inc.                        +        2,292          27,412
  Brightpoint Inc.                               +        5,443          15,785
  CellStar Corp.                                 +        2,938           6,317
  Daisytek International Corp.                   +        2,166          34,114
  Fastenal Co.                                   *        2,497         154,764
  First Aviation Services Inc.                   +        2,400          11,520
  Handleman Co.                                  +        3,314          55,509
  Hughes Supply Inc.                                      1,672          39,543
  Ingram Micro Inc. "A"                          +        4,664          67,581
  Keystone Automotive Industries Inc.            +        3,486          41,658
  NuCo2 Inc.                                     +*       2,522          30,995
  Owens & Minor Inc.                                      2,557          48,583
  Questron Technology Inc.                       +        3,200          12,320
  Richton International Corp.                    +          600          21,420
  SCP Pool Corp.                                 +        1,644          56,602
  Tech Data Corp.                                +        3,574         119,229
  United Stationers Inc.                         +        2,546          80,352
  Watsco Inc.                                             3,306          46,615

  WESCO International Inc.                       +        3,100          28,210
  -----------------------------------------------------------------------------
                                                                        932,410
  -----------------------------------------------------------------------------

  DIVERSIFIED FINANCIAL SERVICES--2.77%
  -----------------------------------------------------------------------------
  Advanta Corp. "A"                              *        2,893          46,288
  Affiliated Managers Group Inc.                 +*       1,584          97,416
  Alleghany Corp.                                +          434          88,102
  Allied Capital Corp.                           +*       4,839         112,023
  American Capital Strategies Ltd.                        2,107          59,122
  AmeriCredit Corp.                              +*       4,803         249,516
  Ameritrade Holding Corp. "A"                   +*      11,359          90,418
  Ampal-American Israel Corp. "A"                +        2,783          16,837
  BlackRock Inc.                                 +        1,000          34,290
  Boron, LePore & Associates Inc.                +        2,366          32,603
  Capitol Federal Financial                               5,200         100,516
  CompuCredit Corp.                              +*       2,500          27,625
  Digital Insight Corp.                          +        2,589          57,217
  Doral Financial Corp.                                   2,908          99,744
  DVI Inc.                                       +        1,919          33,774
  E*trade Group Inc.                             +       20,008         129,052
  Eaton Vance Corp.                                       3,616         125,837
  Edwards (A.G.) Inc.                                     4,612         207,540
  E-LOAN Inc.                                    +        4,300           4,515
  Equitex Inc.                                   +*       6,339          37,463
  Factual Data Corp.                             +*         900           6,489
  Federated Investors Inc. "B"                            8,190         263,718
  Financial Federal Corp.                        +        1,665          48,202
  Finova Group Inc.                                       5,393          19,954
  Forrester Research Inc.                        +        1,166          26,340
  Friedman Billings Ramsey Group Inc. "A"        +        2,455          17,185
  Gabelli Asset Management Inc. "A"              +        1,100          45,265
  GlobalNet Financial.com Inc.                   +        3,500             910
  Goldman Sachs Group Inc. (The)                          8,138         698,240
  Greg Manning Auctions Inc.                     +        1,400           2,940
  Heller Financial Inc. "A"                               2,908         116,320
  HPSC Inc.                                      +        2,200          18,150
  Instinet Group Inc.                            +        2,582          48,128
  Investment Technology Group Inc.               +        2,254         113,354
  Jeffries Group Inc.                                     1,440          46,656
  John Nuveen Co. "A"                                     2,002         113,413
  Kent Financial Services Inc.                   +        1,000           4,000
  Kirlin Holding Corp.                           +        4,000           7,400
  Knight Trading Group Inc.                      +        7,490          80,068
  Labranche & Co. Inc.                           +        2,600          75,400
  Legg Mason Inc.                                         3,797         188,939
  M.H. Meyerson & Co. Inc.                       +        3,900           4,914
  Matrix Bancorp Inc.                            +        1,947          20,307
  Memberworks Inc.                               +          898          20,780
  Metris Companies Inc.                                   3,983         134,267
  National Processing Inc.                       +        4,765         133,420
  NCO Group Inc.                                 +        1,960          60,623
  Neuberger Berman Inc.                          *        2,900         197,200
  New Century Equity Holdings Corp.              +        3,028           3,028
  NextCard Inc.                                  +        3,900          43,095
  Online Resources & Communications Corp.        +        1,400           3,360
  Phoenix Companies Inc.                         +        2,693          50,090
  Professional Detailing Inc.                    +          878          80,776
  Raymond James Financial Inc.                            2,566          78,520

  Resource America Inc. "A"                               2,574          33,719
  Resource Bancshares Mortgage Group Inc.                 4,853          35,427
  S1 Corp.                                       +        3,903          54,642
  Siebert Financial Corp.                        +        2,939          13,696
  SoftNet Systems Inc.                           +        3,518           6,895
  Source Capital Corp.                                      500           3,450
  Southwest Securities Group Inc.                *        1,456          30,139
  Startek Inc.                                   +        2,889          65,291
  Stockwalk.com Group Inc.                       +          921           1,897
  Student Loan Corp.                                      1,094          76,306
  TD Waterhouse Group Inc.                       +        2,400          26,232
  Tucker Anthony Sutro Corporation                        1,599          35,178
  Wackenhut Corp. "A"                            +*       2,367          40,831
  Waddell & Reed Financial Inc. "A"                       5,255         166,846
  WFS Financial Inc.                             +        2,248          69,126
  Wit Soundview Group Inc.                       +        4,800           8,784
  -----------------------------------------------------------------------------
                                                                      5,089,808
  -----------------------------------------------------------------------------

  ELECTRIC--2.38%
  -----------------------------------------------------------------------------
  ALLETE                                                  4,226          95,085
  Alliant Energy Corp.                           +*       4,851         141,407
  Avista Corp.                                            3,199          63,916
  Black Hills Corp.                                       1,765          71,006
  CH Energy Group Inc.                                    1,656          72,781
  Cleco Corp.                                             3,212          73,073
  Conectiv Inc.                                           5,404         116,726
  Covanta Energy Corporation                     +        3,297          60,863
  DPL Inc.                                                8,804         254,964
  DQE Inc.                                                3,978          89,505
  El Paso Electric Co.                           +        3,496          55,901
  Empire District Electric Co. (The)                      1,961          40,573
  Energy East Corp.                                       8,042         168,158
  Green Mountain Power Corp.                              2,136          34,091
  Hawaiian Electric Industries Inc.                       1,734          66,239
  IDACorp Inc.                                            1,982          69,132
  Kansas City Power & Light Co.                           3,569          87,619
  Madison Gas & Electric Co.                              5,619         156,208
  MDU Resources Group Inc.                                4,272         135,166
  Montana Power Co.                                       6,924          80,318
  NewPower Holdings Inc.                         +        8,155          73,395
  Northeast Utilities                                    10,402         215,842
  NorthWestern Corp.                                      1,628          36,467
  NSTAR                                                   3,822         162,664
  OGE Energy Corp.                                        4,313          97,517
  Orion Power Holdings Inc.                      +        5,496         130,860
  Otter Tail Power Co.                                    1,960          54,390
  Plug Power Inc.                                +*       2,600          55,978
  Potomac Electric Power Co.                              7,803         163,239
  Public Service Company of New Mexico                    2,469          79,255
  Puget Energy Inc.                                       6,183         161,995
  RGS Energy Group Inc.                                   1,597          59,887
  SCANA Corp.                                             6,992         198,573
  Sierra Pacific Resources Corp.                          5,187          82,940
  TECO Energy Inc.                                        7,901         240,980
  UIL Holdings Corporation                                  841          40,864
  UniSource Energy Corp.                                  3,142          72,172
  Utilicorp United Inc.                          *        6,035         185,335
  Western Resources Inc.                         *        4,046          86,989

  Wisconsin Energy Corp.                                  7,957         189,138
  WPS Resources Corp.                                     1,487          52,417
  -----------------------------------------------------------------------------
                                                                      4,373,628
  -----------------------------------------------------------------------------

  ELECTRICAL COMPONENTS & EQUIPMENT--0.33%
  -----------------------------------------------------------------------------
  Active Power Inc.                              +*       2,186          36,462
  Advanced Energy Industries Inc.                +        2,293          94,632
  Capstone Turbine Corp.                         +*       4,900         110,201
  Energizer Holdings Inc.                        +        6,061         139,100
  Hubbell Inc. "B"                                        3,242          94,018
  Medis Technologies Ltd.                        +        1,500          16,500
  Proton Energy Systems Inc.                     +        2,100          25,200
  Superconductor Technologies Inc.               +*       3,200          19,200
  UCAR International Inc.                        +        2,812          33,603
  Wilson Greatbatch Technologies Inc.            +        1,300          37,700
  -----------------------------------------------------------------------------
                                                                        606,616
  -----------------------------------------------------------------------------

  ELECTRONICS--3.57%
  -----------------------------------------------------------------------------
  Act Manufacturing Inc.                         +*       1,734          18,970
  Actel Corp.                                    +        2,137          52,463
  ADE Corp.                                      +        1,586          30,134
  Aeroflex Inc.                                  +        3,466          36,393
  Alpha Industries Inc.                          +*       2,414          71,334
  Alpha Technologies Group Inc.                  +        2,496          12,480
  Alpine Group (The) Inc.                        +        1,396           2,234
  American Superconductor Corp.                  +*       1,366          35,243
  AMETEK Inc.                                             1,734          52,974
  Amphenol Corp. "A"                             +        2,598         104,050
  Analogic Corp.                                            966          44,001
  Andrea Electronics Corp.                       +        2,596           4,283
  APW Ltd.                                       +        2,228          22,614
  Arrow Electronics Inc.                         +        6,478         157,351
  Artesyn Technologies Inc.                      +        2,290          29,541
  Astropower Inc.                                +          800          41,712
  ATMI Inc.                                      +        1,590          47,700
  Ault Inc.                                      +        2,400          13,008
  Avnet Inc.                                              6,224         139,542
  AVX Corp.                                              11,542         242,382
  Barnes Group Inc.                                       1,790          44,213
  Bel Fuse Inc. "A"                              +        1,091          32,730
  Belden Inc.                                             1,088          29,104
  Benchmark Electronics Inc.                     +        1,419          34,567
  Blonder Tongue Laboratories Inc.               +        4,570          18,143
  BOLDER Technologies Corp.                      +        4,029              20
  Brady Corp. "A"                                         1,407          50,835
  C&D Technologies Inc.                                   1,414          43,834
  Cable Design Technologies Corp.                +        2,643          42,711
  California Amplifier Inc.                      +        1,100           4,455
  Caliper Technologies Corp.                     +*       1,734          36,501
  Catalyst Semiconductor Inc.                    +        3,300          13,794
  Checkpoint Systems Inc.                        +        3,397          60,467
  Chromatics Color Sciences                      +        6,668             867
  Clare Inc.                                     +        3,500           8,400
  Coherent Inc.                                  +        1,860          67,276
  Concord Camera Corp.                           +        6,302          37,182
  CTS Corp.                                               1,716          35,178
  Cubic Corp.                                             1,328          41,500

  Cymer Inc.                                     +        2,013          50,909
  Daktronics Inc.                                +        4,200          64,638
  DDi Corp.                                      +        2,360          47,200
  Dionex Corp.                                   +        1,193          39,667
  DuPont Photomasks Inc.                         +*       1,284          61,953
  EDO Corp.                                               3,596          57,356
  Electric Fuel Corp.                            +        2,539           6,449
  Electro Scientific Industries Inc.             +        1,818          69,266
  Energy Conversion Devices Inc.                 +        1,563          43,764
  ESS Technology Inc.                            +        3,518          24,626
  Evans & Sutherland Computer Corp.              +        3,765          30,609
  Exar Corp.                                     +        2,628          51,929
  Excel Technology Inc.                          +        1,006          22,212
  Fairchild Semiconductor Corp. "A"              +        5,900         135,700
  FEI Co.                                        +        1,469          60,229
  Fisher Scientific International Inc.           +        2,691          78,039
  Frequency Electronics Inc.                              1,643          30,395
  FSI International Inc.                         +        2,428          30,593
  FuelCell Energy Inc.                           +        2,000          46,180
  General Cable Corp.                                     3,747          69,507
  Genrad Inc.                                    +*       3,397          20,382
  Gentex Corp.                                   +        4,918         137,065
  Genus Inc.                                     +        1,400           6,720
  GlobeSpan Inc.                                 +        4,500          65,700
  HEI Inc.                                       +        2,100          19,110
  Helix Technology Corp.                                  1,597          48,677
  HI/FN Inc.                                     +        1,039          15,720
  Hutchinson Technology Inc.                     +        2,299          43,796
  Ibis Technology Corp.                          +          705           7,776
  IFR Systems Inc.                               +        1,900           3,325
  Illinois Superconductor Corp.                  +        4,000           6,600
  ImageX.com Inc.                                +        2,100           2,625
  Innovex Inc.                                   +        3,844          14,107
  Interlink Electronics Inc.                     +        3,850          31,223
  inTEST Corp.                                   +        1,900          11,970
  Invision Technologies Inc.                     +        1,939           7,465
  JMAR Technologies Inc.                         +        2,400           9,264
  JNI Corp.                                      +        3,600          50,400
  JPM Company (The)                              +        3,660             915
  KEMET Corp.                                    +        5,608         111,094
  Lifeline Systems Inc.                          +        1,214          23,989
  Littelfuse Inc.                                +        1,208          32,362
  Lowrance Electronics Inc.                      +        2,700           7,425
  Mackie Designs Inc.                            +        2,661          13,438
  Mattson Technology Inc.                        +        1,653          28,894
  Maxwell Technologies Inc.                      +        1,412          31,488
  Meade Instruments Corp.                        +        3,280          22,074
  Mechanical Technology Inc.                     +        1,914          13,800
  MedicaLogic/Medscape Inc.                      +        5,227           3,084
  Mercury Computer Systems Inc.                  +        1,444          63,680
  Mesa Laboratories Inc.                         +        2,400          11,520
  Methode Electronics Inc. "A"                            2,190          18,834
  Micrel Inc.                                    +        5,768         190,344
  Micro Linear Corp.                             +          810           1,984
  Microsemi Corp.                                +        1,017          72,207
  MIPS Technologies Inc. "A"                     +*       2,467          42,679
  MKS Instruments Inc.                           +*       2,385          68,688
  Molecular Devices Corp.                        +        1,818          36,451

  NETsilicon Inc.                                +        1,600           7,600
  Nu Horizons Electronics Corp.                  +        2,415          22,942
  Oak Technology Inc.                            +        4,600          48,714
  OPTi Inc.                                      +        2,083           7,936
  OSI Systems Inc.                               +        2,434           9,054
  OYO Geospace Corp.                             +        1,100          25,190
  PCD Inc.                                       +        3,210          13,931
  Photon Dynamics Inc.                           +          800          21,600
  Photronics Inc.                                +        2,147          55,092
  Pioneer-Standard Electronics Inc.              *        2,671          34,189
  PLX Technology Inc.                            +        2,100          17,829
  Power Integrations Inc.                        +        1,812          28,267
  QuickLogic Corp.                               +        2,100          12,642
  Ramtron International Corp.                    +        3,840          11,904
  Rayovac Corp.                                  +        2,929          62,388
  Recoton Corp.                                  +        2,431          42,119
  REMEC Inc.                                     +        3,501          43,412
  Reptron Electronics Inc.                       +        3,600          16,560
  Research Frontiers Inc.                        +        1,504          40,608
  Robotic Vision Systems Inc.                    +        2,513           4,146
  Rogers Corp.                                   +          962          25,493
  Rudolph Technologies Inc.                      +        1,417          66,599
  Sawtek Inc.                                    +        2,466          58,025
  SBS Technologies Inc.                          +        1,230          23,272
  SCI Systems Inc.                               +        9,274         236,487
  Semtech Corp.                                  +        4,736         142,080
  Sensar Corp.                                   +*       2,000             560
  Sensormatic Electronics Corp.                  +*       4,851          82,467
  Sheldahl Inc.                                  +        2,484           4,471
  Silicon Image Inc.                             +        5,000          25,000
  Siliconix Inc.                                 +        2,501          79,132
  SIPEX Corp.                                    +        2,060          31,085
  SLI Inc.                                                2,799          23,092
  Spectra-Physics Lasers Inc.                    +        1,196          27,675
  Spectrum Control Inc.                          +        2,390          14,244
  Spire Corp.                                    +        5,000          27,550
  Surge Components Inc.                          +        1,900           1,881
  Tech/Ops Sevcon Inc.                                    1,439          13,599
  Technitrol Inc.                                         1,846          47,996
  Therma-Wave Inc.                               +        1,515          28,891
  Three-Five Systems Inc.                        +        1,445          25,981
  Trimble Navigation Ltd.                        +        1,915          37,323
  Triumph Group Inc.                             +          815          39,935
  Tvia Inc.                                      +        2,220           4,995
  Ultrak Inc.                                    +          542           1,301
  Universal Display Corp.                        +        2,700          52,920
  Universal Electronics Inc.                     +        1,278          23,004
  Valence Technology Inc.                        +*       3,746          24,087
  Varian Inc.                                    +        2,430          78,489
  Viasystems Group Inc.                          +        9,029          27,177
  Vicor Corp.                                    +        2,475          40,342
  Virata Corp.                                   +*       4,400          52,140
  Vishay Intertechnology Inc.                    +        8,624         198,352
  Waters Corp.                                   +        7,988         220,549
  Watts Industries Inc. "A"                               2,401          40,697
  Woodhead Industries Inc.                                1,806          30,702
  X-Rite Inc.                                             3,781          33,424
  Zoran Corp.                                    +*       1,972          58,608

  Zygo Corp.                                     +          911          20,270
  -----------------------------------------------------------------------------
                                                                      6,574,300
  -----------------------------------------------------------------------------

  ENERGY & RELATED--0.05%
  -----------------------------------------------------------------------------
  H Power Corp.                                  +*       3,940          38,257
  Millennium Cell Inc.                           +*       3,400          35,870
  Syntroleum Corp.                               +        2,492          22,652
  -----------------------------------------------------------------------------
                                                                         96,779
  -----------------------------------------------------------------------------

  ENGINEERING & CONSTRUCTION--0.11%
  -----------------------------------------------------------------------------
  Granite Construction Inc.                               2,754          70,007
  Jacobs Engineering Group Inc.                  +        1,643         107,173
  UNIFAB International Inc.                      +        3,300          16,995
  -----------------------------------------------------------------------------
                                                                        194,175
  -----------------------------------------------------------------------------

  ENTERTAINMENT--1.17%
  -----------------------------------------------------------------------------
  AMC Entertainment Inc.                         +        3,050          39,650
  Anchor Gaming                                  +        1,278          82,584
  Argosy Gaming Co.                              +        2,403          66,707
  barnesandnoble.com Inc.                        +        2,900           4,727
  Championship Auto Racing Teams Inc.            +        1,178          18,848
  Cheap Tickets Inc.                             +        2,400          36,240
  Churchill Downs Inc.                                    1,277          32,027
  Dover Downs Entertainment Inc.                          3,290          50,666
  Expedia Inc. "A"                               +        4,400         205,040
  Gaylord Entertainment Co. "A"                  +        1,767          50,890
  Global Sports Inc.                             +*       2,939          23,512
  GTECH Holdings Corp.                           +        1,846          65,551
  Hollywood Entertainment Corp.                  +        3,393          28,705
  Image Entertainment Inc.                       +          599           1,977
  International Game Technology Inc.             +        4,521         282,969
  International Speedway Corp. "A"                        3,538         148,596
  Isle of Capris Casinos Inc.                    +        1,700          15,980
  Macrovision Corp.                              +        3,260         223,310
  Metro-Goldwyn-Mayer Inc.                       +*      13,240         299,886
  Penn National Gaming Inc.                      +        2,343          59,512
  Pinnacle Entertainment Inc.                    +        1,651          12,135
  Six Flags Inc.                                 +        4,874         102,549
  Speedway Motorsports Inc.                      +        3,156          79,563
  Steinway Musical Instruments Inc.              +        1,325          23,386
  Ticketmaster Online-CitySearch Inc. "B"        +        4,013          59,392
  Trendwest Resorts Inc.                         +*       1,751          40,962
  Vail Resorts Inc.                              +        2,910          55,290
  World Wrestling Federation Entertainment Inc.  +        1,900          26,220
  Zomax Inc.                                     +        2,356          20,992
  -----------------------------------------------------------------------------
                                                                      2,157,866
  -----------------------------------------------------------------------------

  ENVIRONMENTAL CONTROL--0.35%
  -----------------------------------------------------------------------------
  Catalytica Energy Systems Inc.                 +        1,705          36,998
  Duratek Inc.                                   +        2,430          11,907
  IMCO Recycling Inc.                                     5,713          40,562
  Ionics Inc.                                    +        1,620          51,030
  IT Group Inc.                                  +        2,512          15,951
  Layne Christensen Co.                          +        6,420          54,570
  Mine Safety Appliances Co.                                963          31,490
  MPM Technologies Inc.                          +        1,900           7,030
  Republic Services Inc. "A"                     +       11,167         221,665
  Stericycle Inc.                                +        1,400          65,730

  Tetra Tech Inc.                                +        2,197          59,758
  U S Liquids Inc.                               +        5,654          26,008
  Waste Holdings Inc.                            +        2,593          19,707
  -----------------------------------------------------------------------------
                                                                        642,406
  -----------------------------------------------------------------------------

  FOOD--1.78%
  -----------------------------------------------------------------------------
  American Italian Pasta Co. "A"                 +*       1,509          70,018
  Andersons Inc.                                          2,101          18,069
  Applebee's International Inc.                           2,614          52,306
  Arden Group Inc. "A"                           +          520          24,960
  Bridgeford Food Corp.                                   1,119          14,681
  CEC Entertainment Inc.                         +        1,609          79,404
  Chart House Enterprises Inc.                   +          526           1,031
  Cheesecake Factory (The)                       +        3,574         101,144
  Corn Products International Inc.                        2,303          73,696
  Dean Foods Co.                                          2,260          90,852
  Del Monte Foods Co.                            +        3,796          31,810
  Dole Food Co.                                           2,850          54,292
  Dreyer's Grand Ice Cream Inc.                           2,121          59,176
  Earthgrains Company (The)                               2,723          70,798
  Fleming Companies Inc.                                  3,411         121,773
  Flowers Foods Inc.                             +        1,153          36,147
  Fresh Brands Inc.                                       3,742          52,014
  Fresh Del Monte Produce Inc.                   +        2,629          28,998
  Gardenburger Inc.                              +        3,019           2,596
  Green Mountain Coffee Inc.                     +        1,000          29,880
  Hain Celestial Group Inc.                      +        1,889          41,558
  Hormel Foods Corp.                                      8,986         218,719
  IBP Inc.                                                7,053         178,088
  IHOP Corp.                                     +        1,582          42,477
  Interstate Bakeries Corp.                               2,520          40,320
  Jack in the Box Inc.                           +        2,251          58,751
  Kraft Foods Inc.                               +        5,981         185,411
  Lance Inc.                                              2,741          37,003
  M&F Worldwide Corp.                            +        1,561           6,010
  McCormick & Co. Inc.                                    4,552         191,275
  Northland Cranberries "A"                      +        2,127           2,765
  P.F. Chang's China Bistro Inc.                 +*       1,053          39,909
  Papa John's International Inc.                 +*       1,821          46,162
  Pathmark Stores Inc.                           +        1,900          46,740
  Performance Food Group Co.                     +        2,324          70,255
  Ralcorp Holdings Inc.                          +        2,028          38,005
  Rare Hospitality International Inc.            +        1,567          35,414
  Ruddick Corp.                                           2,487          42,155
  Schlotzsky's Inc.                              +          972           5,307
  Seaboard Corp.                                            166          34,511
  Sensient Technologies Corp.                             2,590          53,147
  Smithfield Foods Inc.                          +        3,479         140,204
  Sonic Corp.                                    +        1,826          57,939
  Suiza Foods Corp.                              +        1,766          93,775
  Tejon Ranch Co.                                +        1,368          37,278
  Tootsie Roll Industries Inc.                            3,343         128,839
  Tyson Foods Inc. "A"                                   14,742         135,774
  United Heritage Corp.                          +        6,360           7,505
  United Natural Foods Inc.                      +        1,913          40,077
  Weis Markets Inc.                                       3,068         108,178
  Whole Foods Market Inc.                        +*       3,158          85,582
  Wild Oats Markets Inc.                         +        1,876          19,529

  -----------------------------------------------------------------------------
                                                                      3,282,307
  -----------------------------------------------------------------------------

  FOREST PRODUCTS & PAPER--0.32%
  -----------------------------------------------------------------------------
  American Woodmark Corp.                                 1,000          38,420
  Bowater Inc.                                            3,015         134,891
  Buckeye Technologies Inc.                      +        1,702          24,509
  Caraustar Industries Inc.                               3,220          29,624
  Chesapeake Corp.                                          959          23,735
  Fibermark Inc.                                 +        1,686          22,339
  Georgia-Pacific (Timber Group)                          5,707         204,025
  Glatfelter (P.H.) Co.                                   3,481          49,639
  Pope & Talbot Inc.                                      1,397          18,035
  Wausau-Mosinee Paper Corp.                              3,433          44,251
  -----------------------------------------------------------------------------
                                                                        589,468
  -----------------------------------------------------------------------------

  GAS--0.12%
  -----------------------------------------------------------------------------
  AGL Resources Inc.                                      2,957          70,229
  NUI Corp.                                               1,366          31,527
  Vectren Corporation                                     3,387          70,111
  WGL Holdings Inc.                                       2,044          55,413
  -----------------------------------------------------------------------------
                                                                        227,280
  -----------------------------------------------------------------------------

  HAND / MACHINE TOOLS--0.33%
  -----------------------------------------------------------------------------
  Axsys Technologies Inc.                        +        1,179          13,995
  Baldor Electric Co.                                     1,856          39,663
  Franklin Electric Co. Inc.                                450          34,155
  Kennametal Inc.                                         2,336          86,198
  Powell Industries Inc.                         +        2,091          62,730
  Regal-Beloit Corp.                                      1,935          40,480
  SPX Corp.                                      +        2,576         322,464
  -----------------------------------------------------------------------------
                                                                        599,685
  -----------------------------------------------------------------------------

  HEALTH CARE--4.86%
  -----------------------------------------------------------------------------
  ABIOMED Inc.                                   +*       1,772          41,784
  Accredo Health Inc.                            +        1,125          41,839
  Advanced Tissue Sciences Inc.                  +*       3,800          19,000
  Albany Molecular Research Inc.                 +*       2,100          79,821
  American Medical Systems Holdings Inc.         +        3,000          46,050
  AmeriPath Inc.                                 +        1,673          49,019
  Apogent Technologies Inc.                      +        6,918         170,183
  Apria Healthcare Group Inc.                    +        3,016          87,012
  Aradigm Corp.                                  +        2,248          15,736
  Arrow International Inc.                                1,139          43,738
  Arthocare Corp.                                +*       1,260          32,949
  AVAX Technologies Inc.                         +        2,900           2,610
  Avigen Inc.                                    +*       1,500          32,250
  Bacou USA Inc.                                 +        1,187          33,450
  Beckman Coulter Inc.                                    4,158         169,646
  Bei Technologies Inc.                                     900          24,309
  BioMarin Pharmaceutical Inc.                   +        4,800          63,408
  Bio-Rad Laboratories Inc. "A"                  +        1,458          72,608
  Bioreliance Corp.                              +        2,049          25,817
  Biosite Diagnostics Inc.                       +          977          43,770
  BriteSmile Inc.                                +        6,500          68,315
  Bruker Daltonics Inc.                          +        3,335          50,258
  CardioDynamics International Corp.             +        2,800          15,036
  CardioGenesis Corp.                            +        2,404           7,068
  Cerner Corp.                                   +        2,467         103,614

  Cerus Corp.                                    +          847          61,467
  ChromaVision Medical Systems Inc.              +        3,736          18,755
  Closure Medical Corp.                          +        1,294          29,723
  Colorado Medtech Inc.                          +        1,974           7,679
  Community Health Systems Inc.                  +        5,400         159,300
  Computer Motion Inc.                           +        1,959           7,268
  Conmed Corp.                                   +        1,677          43,686
  Cooper Companies Inc.                                   1,167          59,984
  Core Inc.                                      +        2,850          13,965
  Covance Inc.                                   +        3,305          74,858
  Coventry Health Care Inc.                      +        4,232          85,486
  Cyber-Care Inc.                                +*       5,200           6,500
  Cyberonics Inc.                                +        1,143          19,317
  Cygnus Inc.                                    +*       2,359          24,180
  Cytyc Corp.                                    +        7,458         171,907
  Datascope Corp.                                           978          45,076
  DaVita Inc.                                    +        5,221         106,143
  Diagnostic Products Corp.                               1,234          40,969
  Diametrics Medical Inc.                        +        3,462           9,694
  Dynacq International Inc.                      +        2,800          53,844
  Edwards Lifesciences Corp.                     +        3,700          97,532
  Enzo Biochem Inc.                              +        1,793          61,500
  Enzon Inc.                                     +        2,384         149,000
  Epimmune Inc.                                  +*       2,000           7,500
  Express Scripts Inc. "A"                       +        5,008         275,590
  Haemonetics Corp.                              +        1,692          51,606
  Health Management Associates Inc. "A"          +       15,437         324,794
  Health Net Inc.                                +        7,267         126,446
  Healthtronics Inc.                             +        2,400          24,000
  Hillenbrand Industries Inc.                             3,895         222,443
  Hologic Inc.                                   +        2,693          18,312
  Hooper Holmes Inc.                                      3,918          40,159
  IDEXX Laboratories Inc.                        +        1,429          44,656
  IGEN International Inc.                        +*       1,785          46,410
  I-many Inc.                                    +        1,903          25,690
  Impath Inc.                                    +        1,124          49,793
  INAMED Corp.                                   +        1,100          26,895
  InSight Health Services Corp.                  +        1,800          31,860
  Intermagnetics General Corp.                   +        1,000          32,400
  Interpore International                        +        2,927          14,489
  Invacare Corp.                                          1,837          70,963
  Inverness Medical Technology Inc.              +        2,500          92,500
  Isolyser Co. Inc.                              +        2,500           3,650
  I-Stat Corp.                                   +        1,362          20,076
  Kensey Nash Corp.                              +        1,733          29,010
  Laboratory Corp. of America Holdings           +        4,080         313,752
  Lasersight Inc.                                +        1,588           3,605
  LifeCell Corp.                                 +          600           1,290
  LifePoint Hospitals Inc.                       +        2,000          88,560
  Lincare Holdings Inc.                          +        5,608         168,296
  Luminex Corp.                                  +*       2,140          42,779
  Magellan Health Services Inc.                  +        2,200          28,160
  Matria Healthcare Inc.                         +        1,560          24,554
  Med-Design Corp. (The)                         +        2,100          63,294
  Medwave Inc.                                   +        1,841           8,284
  Mentor Corp.                                   *        1,484          42,294
  Meridian Bioscience Inc.                                4,830          25,116
  Merit Medical Systems Inc.                     +        2,000          18,000

  Micro Therapeutics Inc.                        +        3,300          26,400
  Mid Atlantic Medical Services Inc.             +        3,220          57,735
  Minimed Inc.                                   +        4,012         192,576
  Novamed Eyecare Inc.                           +        2,500           5,775
  Novavax Inc.                                   +        4,500          43,875
  Novoste Corp.                                  +        2,694          68,697
  Oakley Inc.                                    +        4,562          84,397
  Ocular Sciences Inc.                           +        2,303          58,496
  OraSure Technologies Inc.                      +        2,701          33,762
  Ortec Inernational Inc.                        +        3,263          21,373
  OrthAlliance Inc. "A"                          +        1,581           5,138
  Orthodontic Centers of America Inc.            +        2,838          86,275
  Orthologic Corp.                               +        3,033          13,376
  Osteotech Inc.                                 +        2,997          13,636
  Oxford Health Plans Inc.                       +        5,396         154,326
  PacifiCare Health Systems Inc. "A"             +        2,236          36,447
  Palatin Technologies Inc.                      +        1,800           7,740
  Pediatrix Medical Group Inc.                   +        1,483          49,236
  PharmaNetics Inc.                              +        2,400          25,224
  Polymedica Industries Corp.                    +          800          32,400
  Possis Medical Inc.                            +        3,456          41,645
  Prime Medical Service Inc.                     +        2,659          11,992
  Province Healthcare Co.                        +*       2,368          83,567
  PSS World Medical Inc.                         +        7,148          45,962
  Psychemedics Corp.                                      2,416          10,268
  Quest Diagnostics Inc.                         +        6,072         454,489
  RehabCare Group Inc.                           +        1,278          61,600
  Renal Care Group Inc.                          +        3,513         115,543
  Res-Care Inc.                                  +        2,444          20,187
  ResMed Inc.                                    +*       1,712          86,542
  Respironics Inc.                               +        2,313          68,835
  Ribozyme Pharmaceuticals Inc.                  +        3,000          30,000
  SciQuest.com Inc.                              +        3,205           3,333
  Select Medical Corp.                           +        2,800          56,000
  Sola International Inc.                        +        3,813          53,801
  Specialty Laboratories Inc.                    +        1,300          49,205
  Spectranetics Corp.                            +        3,055           7,790
  SPECTRASCIENCE Inc.                            +        2,000          10,600
  Staar Surgical Co.                             +        1,696           8,192
  Steris Corp.                                   +        4,554          91,308
  Sunrise Assisted Living Inc.                   +*       1,950          51,187
  Sunrise Technologies International Inc.        +*       4,043           4,973
  Syncor International Corp.                     +        1,382          42,842
  Techne Corp.                                   +        2,192          71,240
  Theragenics Corp.                              +        2,984          33,331
  Thoratec Labs Corp.                            +*       5,376          83,597
  Triad Hospitals Inc.                           +*       4,224         124,481
  Trigon Healthcare Inc.                         +        2,392         155,121
  TriPath Imaging Inc.                           +        3,479          34,478
  U.S. Physical Therapy Inc.                     +        3,600          57,492
  Unilab Corp.                                   +        1,772          44,654
  Universal Health Services Inc. "B"             +        3,730         169,715
  Urologix Inc.                                  +        2,100          38,451
  US Oncology Inc.                               +        4,023          35,764
  Valentis Inc.                                  +        3,876          24,225
  Varian Medical Systems Inc.                    +        1,830         130,845
  Ventana Medical Systems Inc.                   +*       1,393          43,879
  VISX Inc.                                      +        4,020          77,787

  Vital Sign Inc.                                         1,269          41,940
  WebMD Corp.                                    +       23,096         161,672
  West Pharmaceutical Services Inc.                       1,471          39,717
  Young Innovations Inc.                         +          903          20,227
  ZEVEX International Inc.                       +        1,200           4,320
  Zoll Medical Corp.                             +          677          18,584
  -----------------------------------------------------------------------------
                                                                      8,932,614
  -----------------------------------------------------------------------------

  HOLDING COMPANIES-DIVERSIFIED--3.59%
  -----------------------------------------------------------------------------
  Berkshire Hathaway Inc. "A"                    +           94       6,523,600
  Craig Corp.                                    +        1,000           2,000
  Triarc Companies Inc.                          +        1,308          34,270
  Walter Industries Inc.                                  3,486          41,483
  -----------------------------------------------------------------------------
                                                                      6,601,353
  -----------------------------------------------------------------------------

  HOME BUILDERS--0.68%
  -----------------------------------------------------------------------------
  AMREP Corporation                              +          500           2,500
  Beazer Homes USA Inc.                          +        1,231          78,156
  Champion Enterprises Inc.                      +        5,252          59,768
  Clayton Homes Inc.                                      8,105         127,411
  D.R. Horton Inc.                                        4,945         112,251
  Del Webb Corp.                                 +        1,308          50,607
  Dominion Homes Inc.                            +        1,300          12,350
  Fleetwood Enterprises Inc.                              3,500          49,280
  Lennar Corp.                                            3,750         156,375
  M.D.C. Holdings Inc.                                    1,232          43,613
  Monaco Coach Corp.                             +        1,835          60,922
  Newmark Homes Corp.                                     1,914          26,279
  NVR Inc.                                       +          481          71,188
  Palm Harbor Homes Inc.                         +        2,363          51,395
  Ryland Group Inc.                                       1,057          53,484
  Skyline Corp.                                           1,441          39,195
  Standard-Pacific Corp.                                  2,626          60,792
  Thor Industries Inc.                                    1,446          47,675
  Toll Brothers Inc.                             +        2,254          88,605
  Winnebago Industries Inc.                               2,120          65,190
  -----------------------------------------------------------------------------
                                                                      1,257,036
  -----------------------------------------------------------------------------

  HOME FURNISHINGS--0.42%
  -----------------------------------------------------------------------------
  Applica Inc.                                   +         4,014         31,951
  Bassett Furniture Industries Inc.                        2,279         28,670
  Ethan Allen Interiors Inc.                               3,049         99,093
  Fedders Corp.                                            3,324         17,285
  Furniture Brands International Inc.            +         3,220         90,160
  Harman International Industries Inc.                     1,782         67,876
  Kimball International Inc. "B"                           1,920         34,752
  Lazare Kaplan International Inc.               +         2,279         11,623
  La-Z-Boy Inc.                                            3,606         66,711
  Libbey Inc.                                              1,773         70,406
  Movado Group Inc.                                        1,678         33,896
  Oneida Ltd.                                              1,947         39,583
  Parkervision Inc.                              +*        1,320         34,518
  Polycom Inc.                                   +         4,448        102,704
  Rowe Furniture Corp.                                       499          1,622
  Royal Appliance Manufacturing Co.              +         2,194         13,340
  Salton Inc.                                    +*        1,283         22,837
  -----------------------------------------------------------------------------
                                                                        767,027
  -----------------------------------------------------------------------------

  HOUSEHOLD PRODUCTS / WARES--0.49%
  -----------------------------------------------------------------------------
  Blyth Inc.                                              2,800          71,988
  Church & Dwight Co. Inc.                                2,224          56,601
  Dial Corp.                                              6,317          90,017
  Enesco Group Inc.                              +        7,002          42,362
  Fossil Inc.                                    +        2,804          58,183
  Harland (John H.) Co.                                   1,887          43,967
  Helen of Troy Ltd.                             +        2,599          22,975
  Nashua Corp.                                   +        3,083          21,427
  National Presto Industries Inc.                         1,071          31,809
  Pennzoil-Quaker State Co.                               5,777          64,702
  Playtex Products Inc.                          +        4,899          52,419
  Russ Berrie & Co. Inc.                                  1,994          58,624
  Scotts Co. (The) "A"                           +        1,835          76,061
  Standard Register Co.                                   2,728          50,468
  Toro Co.                                                1,375          61,806
  Wallace Computer Services Inc.                          2,335          38,621
  Yankee Candle Co. Inc. (The)                   +*       3,500          66,465
  -----------------------------------------------------------------------------
                                                                        908,495
  -----------------------------------------------------------------------------

  INDUSTRIAL - DIVERSIFIED--0.01%
  -----------------------------------------------------------------------------
  York Group Inc.                                +        1,499          14,660
  -----------------------------------------------------------------------------
                                                                         14,660
  -----------------------------------------------------------------------------

  INSURANCE--3.01%
  -----------------------------------------------------------------------------
  Acceptance Insurance Companies Inc.            +        3,741          19,640
  Alfa Corp.                                              1,928          47,622
  Allmerica Financial Corp.                               3,000         172,500
  American Financial Group Inc.                  *        3,332         100,960
  American National Insurance Co.                         1,184          88,504
  AmerUs Group Co.                                        1,849          65,584
  Argonaut Group Inc.                                     2,775          55,778
  Arm Financial Group Inc. "A"                   +        1,057               1
  Baldwin & Lyons Inc. "B"                                1,513          31,773
  Berkley (W.R.) Corp.                                    1,985          82,219
  Brown & Brown Inc.                                      2,008          84,316
  Capitol Transamerica Corp.                              1,713          26,089
  CNA Financial Corp.                            +        8,827         348,225
  CNA Surety Corp.                                        2,972          41,608
  Commerce Group Inc.                                     2,012          74,021
  Crawford & Co. "B"                                      3,782          68,076
  Danielson Holding Corp.                        +          700           3,115
  Delphi Financial Group Inc. "A"                           948          36,498
  Donegal Group Inc. " A"                                 1,710          22,145
  Donegal Group Inc. "B"                                    855           9,841
  Erie Indemnity Co. "A"                                  4,799         142,770
  FBL Financial Group Inc. "A"                            2,105          37,890
  Fidelity National Financial Inc.                        4,304         105,749
  Financial Industries Corp.                              1,320          16,566
  First American Corp.                                    4,918          93,147
  Fremont General Corp.                                   3,527          22,926
  Gainsco Inc.                                              770             924
  Gallagher (Arthur J.) & Co.                             4,692         121,992
  Great American Financial Resources Inc.                 2,609          47,066
  Harleysville Group Inc.                                 2,703          80,414
  HCC Insurance Holdings Inc.                             3,153          77,249
  HealthExtras Inc.                              +        3,729          35,351
  Hilb Rogal & Hamilton Co.                                 847          37,056

  Horace Mann Educators Corp.                             2,702          58,228
  Independence Holding Co.                                1,069          16,024
  Kansas City Life Insurance Co.                          1,354          54,160
  LandAmerica Financial Group Inc.                        1,290          41,087
  Leucadia National Corp.                                 4,082         132,461
  Liberty Financial Companies Inc.                        2,664          86,447
  Markel Corp.                                   +          446          87,639
  Mercury General Corp.                                   2,849          99,630
  MONY Group Inc.                                         3,193         128,135
  Nationwide Financial Services Inc.                      1,464          63,904
  Navigators Group Inc.                          +        1,877          35,475
  Odyssey Re Holdings Corp.                      +        1,410          25,479
  Ohio Casualty Corp.                                     5,178          67,055
  Old Republic International Corp.                        8,000         232,000
  Philadelphia Consolidated Holding Co.          +*       1,445          50,257
  PICO Holdings Inc.                             +        2,300          33,626
  PMA Capital Corp. "A"                                   2,309          41,677
  PMI Group Inc. (The)                                    2,935         210,322
  Presidential Life Corp.                                 2,120          47,488
  ProAssurance Corp.                             +        2,298          39,641
  Professionals Group Inc.                       +        1,112          30,547
  Protective Life Corp.                                   3,582         123,113
  Radian Group Inc.                                       6,182         250,062
  Reinsurance Group of America Inc.                       2,557          96,910
  RLI Corp.                                                 964          43,303
  Selective Insurance Group Inc.                          1,963          52,373
  StanCorp Financial Group Inc.                           2,000          94,780
  State Auto Financial Corp.                              3,976          65,167
  Stewart Information Services Corp.             +        2,478          48,296
  Transatlantic Holdings Inc.                             2,050         251,146
  Triad Guaranty Inc.                            +        1,498          59,920
  21st Century Insurance Group                            4,619          85,913
  UICI                                           +        4,968          63,342
  United Fire & Casualty Co.                              1,251          36,554
  Unitrin Inc.                                            4,544         174,490
  Universal American Financial Corp.             +        3,000          18,630
  Wesco Financial Corp.                                     418         145,422
  White Mountains Insurance Group Inc.                      256          96,320
  Zenith National Insurance Corp.                         1,762          47,574
  -----------------------------------------------------------------------------
                                                                      5,532,212
  -----------------------------------------------------------------------------

  IRON / STEEL--0.20%
  -----------------------------------------------------------------------------
  AK Steel Holding Corp.                                  8,844         110,904
  Carpenter Technology Corp.                              1,780          52,136
  Gibraltar Steel Corp.                                   1,160          22,736
  National Steel Corp. "B"                                4,836           8,318
  Reliance Steel & Aluminum Co.                           1,537          38,809
  Ryerson Tull Inc.                                       3,442          46,433
  Shiloh Industries Inc.                         +        2,882          14,266
  Steel Dynamics Inc.                            +        4,841          60,513
  Weirton Steel Corp.                            +        2,700           1,728
  WHX Corp.                                      +        1,756           3,372
  -----------------------------------------------------------------------------
                                                                        359,215
  -----------------------------------------------------------------------------

  LEISURE TIME--0.50%
  -----------------------------------------------------------------------------
  Ambassadors International Inc.                            965          23,836
  American Classic Voyages Co.                   +*       2,034           7,119
  Bally Total Fitness Holding Corp.              +        1,835          54,334

  Callaway Golf Co.                                       4,560          72,048
  Cannondale Corp.                               +        3,074          12,112
  Direct Focus Inc.                              +*       1,800          85,500
  Galileo International Inc.                              5,294         172,055
  K2 Inc.                                        +        2,311          26,415
  Polaris Industries Partners LP "A"                      1,647          75,433
  Rawlings Sporting Goods Co.                    +        3,087          14,262
  Resortquest International Inc.                 +        3,354          38,571
  Royal Caribbean Cruises Ltd.                           11,518         254,663
  WMS Industries Inc.                            +*       2,502          80,489
  -----------------------------------------------------------------------------
                                                                        916,837
  -----------------------------------------------------------------------------

  LODGING--0.73%
  -----------------------------------------------------------------------------
  Ameristar Casinos Inc.                         +        7,800         124,800
  Aztar Corp.                                    +        2,668          32,283
  Boca Resorts Inc. "A"                          +        2,661          39,197
  Boyd Gaming Corp.                              +        6,380          36,685
  Choice Hotels International Inc.               +        4,489          67,335
  Crestline Capital Corp.                        +        1,655          51,421
  Extended Stay America Inc.                     +        5,792          86,880
  Hollywood Casino Corp. "A"                     +        4,100          32,185
  John Q Hammons Hotels Inc.                     +        2,600          16,900
  Mandalay Resort Group Inc.                     +        4,456         122,094
  Marcus Corp.                                            2,495          34,805
  MGM Grand Inc.                                 *       10,182         305,053
  Park Place Entertainment Corp.                 +       19,847         240,149
  Prime Hospitality Corp.                        +        3,038          36,000
  ShoLodge Inc.                                  +        1,700           8,874
  Sonesta International Hotels Corp.                        800           7,600
  Station Casinos Inc.                           +        4,168          66,688
  Suburban Lodges of America Inc.                +        3,969          30,561
  -----------------------------------------------------------------------------
                                                                      1,339,510
  -----------------------------------------------------------------------------

  MACHINERY--1.11%
  -----------------------------------------------------------------------------
  AGCO Corp.                                     *        3,663          33,516
  Albany International Corp. "A"                 +*       2,107          39,822
  Applied Industrial Technologies Inc.                    1,369          25,943
  Astec Industries Inc.                          +        1,643          28,342
  Asyst Technologies Inc.                        +        2,036          27,486
  Brooks Automation Inc.                         +        1,205          55,551
  Cognex Corp.                                   +        3,191         108,015
  Donaldson Co. Inc.                                      3,564         111,019
  DT Industries Inc.                             +        2,068          14,497
  Dycom Industries Inc.                          +        2,491          57,119
  Electroglas Inc.                               +        1,827          32,338
  Esterline Technologies Corp.                   +        1,575          34,256
  Flowserve Corp.                                +        3,318         102,029
  Gardner Denver Inc.                            +        2,593          53,286
  Gerber Scientific Inc.                                  3,216          35,215
  Global Payment Technologies Inc.               +        2,540           7,671
  Global Power Equipment Group Inc.              +          440          12,892
  Graco Inc.                                              2,097          69,201
  Hurco Companies Inc.                           +          600           1,662
  Idex Corp.                                              1,912          65,008
  Imation Corp.                                  +        1,818          45,814
  Insituform Technologies Inc. "A"               +        1,180          43,070
  JLG Industries Inc.                                     2,372          29,294
  Kulicke & Soffa Industries Inc.                +        3,584          61,501

  Lincoln Electric Holding Inc.                           3,754          95,727
  Magnetek Inc.                                  +        2,812          35,150
  Manitowoc Co. Inc.                                      1,359          40,091
  McClain Industries Inc.                        +        1,400           3,514
  Nordson Corp.                                           2,262          52,727
  Paragon Technologies Inc.                      +        3,600          26,640
  Paxar Corp.                                    +        4,543          65,419
  PPT Vision Inc.                                +        1,600           3,456
  Presstek Inc.                                  +        1,890          22,680
  Research Inc.                                  +        3,200           1,600
  Robbins & Myers Inc.                                    1,306          36,829
  Semitool Inc.                                  +        1,816          21,665
  Stewart & Stevenson Services Inc.                       2,732          90,156
  Tecumseh Products Co. "A"                                 939          46,481
  Tegal Corp.                                    +        4,300          12,040
  Tennant Co.                                             1,215          48,600
  Terex Corp.                                    +        1,930          40,916
  Thermo Fibertek Inc.                           +        4,150          12,035
  Thomas Industries Inc.                                  1,910          56,345
  Ultratech Stepper Inc.                         +        1,943          49,838
  Unova Inc.                                     +        4,748          32,666
  Woodward Governor Co.                                     816          68,830
  Zebra Technologies Corp. "A"                   +        1,698          83,406
  -----------------------------------------------------------------------------
                                                                      2,041,358
  -----------------------------------------------------------------------------

  MANUFACTURERS--0.53%
  -----------------------------------------------------------------------------
  AZZ Incorporated                                        1,300          32,500
  Carlisle Companies Inc.                                 1,750          61,023
  CUNO Inc.                                      +        1,796          53,880
  Federal Signal Corp.                                    3,227          75,738
  Harsco Corp.                                            2,388          64,786
  Lancaster Colony Corp.                                  3,093         102,007
  Newport News Shipbuilding Inc.                          1,978         121,153
  Pentair Inc.                                            3,018         102,008
  Pittston Brink's Group                                  3,275          73,000
  Polymer Group Inc.                                      3,131           7,076
  Samsonite Corp.                                +        2,267           6,461
  Sturm Ruger & Co. Inc.                                  2,392          23,442
  Teleflex Inc.                                           2,073          91,212
  Tredegar Corporation                                    2,217          42,456
  Trinity Industries Inc.                                 2,237          46,731
  U.S. Industries Inc.                                    5,310          21,771
  Wabtec Corporation                                      3,405          51,075
  -----------------------------------------------------------------------------
                                                                        976,319
  -----------------------------------------------------------------------------

  MEDIA--4.12%
  -----------------------------------------------------------------------------
  Acme Communications Inc.                       +        2,400          19,704
  Adelphia Communications Corp. "A"              +*       9,397         385,277
  Banta Corp.                                             1,294          37,914
  Beasley Broadcast Group Inc. "A"               +        2,300          39,100
  Belo (A.H.) Corp.                                       7,894         148,723
  BHC Communications Inc. "A"                    +        1,607         223,357
  Big City Radio Inc.                            +        2,600           9,100
  Cablevision Systems Corp.                      +        8,309         486,077
  Charter Communications Inc.                    +*      16,700         389,945
  Chris-Craft Industries Inc.                    +        2,263         161,578
  Classic Communications Inc. "A"                +        1,770           1,575
  Cox Radio Inc. "A"                             +        2,765          77,005

  Crown Media Holdings Inc.                      +        2,398          44,483
  CTN Media Group Inc.                           +        1,438           2,157
  Cumulus Media Inc."A"                          +        3,327          45,181
  Emmis Communications Corp.                     +        3,174          97,601
  Entercom Communications Corp.                  +        3,200         171,552
  Fox Entertainment Group Inc. "A"               +       11,203         312,564
  Gemstar-TV Guide International Inc.            +       25,700       1,130,800
  Granite Broadcasting Corp.                     +        1,368           4,104
  Gray Communications Systems Inc. "B"                    2,271          34,292
  Harcourt General Inc.                                   4,557         265,172
  Hearst-Argyle Television Inc.                  +        2,673          53,460
  Hispanic Broadcasting Corp.                    +        6,746         193,543
  Hollinger International Inc.                            5,722          78,678
  Hollywood Media Corp.                          +        2,989          13,451
  Houghton Mifflin Co.                                    1,547          92,712
  HyperFeed Technologies Inc.                    +          997           2,114
  Information Holdings Inc.                      +        1,958          63,243
  Insight Communications Co. Inc.                +        2,900          72,500
  Journal Register Co.                           +        2,867          46,159
  Lee Enterprises Inc.                                    2,693          88,869
  Liberty Corp.                                           1,034          41,360
  Liberty Digital Inc. "A"                       +        2,600          15,834
  LodgeNet Entertainment Corp.                   +        2,500          43,750
  Lynch Interactive Corp.                        +          504          31,757
  McClatchy Co. (The) "A"                                 2,699         105,531
  Media General Inc. "A"                                  1,397          64,262
  Mediacom Communications Corp.                  +        4,250          59,500
  Metromedia International Group Inc.            +        4,997          16,440
  New Frontier Media Inc.                        +        1,500           3,900
  On Command Corp.                               +        3,249          14,621
  Paxson Communications Corp.                    +        4,748          64,098
  Pegasus Communications Corp.                   +        3,312          74,520
  Playboy Enterprises Inc. "B"                   +        2,398          37,529
  Primedia Inc.                                  +*      10,516          71,404
  Pulitzer Inc.                                             706          37,277
  Radio Unica Communications Corp.               +        3,800          11,324
  Rare Medium Group Inc.                         +        5,115           2,097
  Readers Digest Association Inc. (The) "A"               6,294         180,953
  Regent Communications Inc.                     +        3,200          38,368
  Scholastic Corp.                               +        1,860          83,700
  Scripps (E.W.) Company                                  4,911         338,859
  Sinclair Broadcast Group "A"                   +        4,099          42,220
  Spanish Broadcasting System Inc. "A"           +        2,600          21,346
  TiVo Inc.                                      +*       3,800          20,900
  United Television Inc.                         +          620          78,120
  UnitedGlobalCom Inc. "A"                       +        5,046          43,648
  USA Networks Inc.                              +       18,163         512,015
  Value Line Inc.                                         1,146          48,384
  Washington Post Company (The) "B"                         450         258,300
  Westwood One Inc.                              +        7,086         261,119
  Wiley (John) & Sons Inc. "A"                            3,234          76,484
  Wink Communications Inc.                       +        2,600           6,656
  XM Satellite Radio Holdings Inc. "A"           +        4,500          72,900
  Youthstream Media Networks Inc.                +        2,318           3,709
  -----------------------------------------------------------------------------
                                                                      7,574,875
  -----------------------------------------------------------------------------

  METAL FABRICATE / HARDWARE--0.14%
  -----------------------------------------------------------------------------
  Amcast Industrial Corp.                                 1,839          15,732

  Kaydon Corp.                                            1,638          42,015
  Penn Engineering & Manufacturing Corp.                  1,834          32,095
  Precision Castparts Corp.                               2,578          96,469
  TransTechnology Corp.                                   3,132          27,342
  Valmont Industries Inc.                                 2,324          42,297
  ------------------------------------------------------------------------------
                                                                        255,950
  -----------------------------------------------------------------------------

  METALS-DIVERSIFIED--0.28%
  -----------------------------------------------------------------------------
  Ameron Inc.                                             1,000          66,750
  AptarGroup Inc.                                         1,812          58,763
  Atchison Casting Corp.                         +          457           1,325
  Commercial Metals Co.                                   1,070          34,272
  Matthews International Corp. "A"                          987          43,396
  Maverick Tube Corp.                            +        1,669          28,290
  Mueller Industries Inc.                        +        2,001          65,853
  Niagara Corp.                                  +          600           1,200
  NS Group Inc.                                  +        1,534          20,479
  Pitt-Des Moines                                           500          17,250
  Shaw Group Inc.                                +        2,670         107,067
  Titanium Metals Corp.                          +        2,200          22,000
  TransPro Inc.                                  +        1,600           6,080
  Tremont Corp.                                           1,000          35,500
  -----------------------------------------------------------------------------
                                                                        508,225
  -----------------------------------------------------------------------------

  MINING--0.22%
  -----------------------------------------------------------------------------
  Arch Coal Inc.                                          3,365          87,053
  Brush Engineered Materials                              1,404          22,464
  Century Aluminum Company                                1,637          26,257
  Charles & Colvard Ltd.                         +        2,811           3,542
  Kaiser Aluminum Corp.                          +        3,541          14,093
  MAXXAM Inc.                                    +        1,713          42,362
  Meridian Gold Inc.                             +        4,594          36,522
  Peabody Energy Corp.                           +        1,367          44,769
  Stillwater Mining Co.                          +        2,620          76,635
  USEC Inc.                                               5,274          44,460
  -----------------------------------------------------------------------------
                                                                        398,157
  -----------------------------------------------------------------------------

  OFFICE / BUSINESS EQUIPMENT--0.21%
  -----------------------------------------------------------------------------
  General Binding Corp.                          +        3,195          33,867
  Herman Miller Inc.                                      5,446         131,793
  HON Industries Inc.                                     4,562         110,492
  Insight Enterprises Inc.                       +        2,872          70,364
  Steelcase Inc.                                          1,929          23,052
  Virco Manufacturing Corp.                               1,321          13,606
  -----------------------------------------------------------------------------
                                                                        383,174
  -----------------------------------------------------------------------------

  OIL & GAS PRODUCERS--3.10%
  -----------------------------------------------------------------------------
  Adams Resources & Energy Inc.                           1,600          21,200
  Apco Argentina Inc.                                       971          25,295
  Atmos Energy Corp.                                      1,953          47,770
  ATP Oil & Gas Corp.                            +        1,370          15,399
  Atwood Oceanics Inc.                           +          702          24,640
  Barrett Resources Corp.                        +        1,508          88,972
  Belco Oil & Gas Corp.                          +        4,065          36,585
  Berry Petroleum Co. "A"                                 2,178          31,581
  Blue Dolphin Energy Co.                        +        7,300          30,660
  BP Prudhoe Bay Royalty Trust                            1,489          21,293
  Cabot Oil & Gas Corp. "A"                               2,315          56,486

  CAL Dive International Inc.                    +*       2,072          50,971
  Callon Petroleum Corp.                         +        1,559          18,474
  Cascade Natural Gas Corp.                               1,007          21,449
  Chesapeake Energy Corp.                        +       10,300          70,040
  Chiles Offshore Inc.                           +        2,500          48,150
  Clayton Williams Energy Inc.                   +        1,100          18,645
  Dawson Geophysical Co.                         +        2,400          22,320
  Denbury Resources Inc.                         +        4,397          41,332
  Diamond Offshore Drilling Inc.                          8,576         283,437
  Encore Acquisition Co.                         +        1,937          22,276
  Energen Corp.                                           1,408          38,861
  Energy Partners Ltd.                           +        2,000          26,820
  ENSCO International Inc.                                8,456         197,870
  Equitable Resources Inc.                                4,522         150,628
  Evergreen Resources Inc.                       +        1,493          56,734
  Forest Oil Corp.                               +        1,623          45,444
  Giant Industries Inc.                          +        2,584          22,739
  Global Marine Inc.                             +       10,656         198,521
  Grey Wolf Inc.                                 +        9,565          38,260
  Hanover Compressor Co.                         +        3,852         127,463
  Helmerich & Payne Inc.                                  2,900          89,871
  Houston Exploration Co.                        +        1,769          55,281
  Howell Corp.                                   *        2,050          23,370
  HS Resources Inc.                              +        1,085          70,308
  Key Energy Services Inc.                       +        5,818          63,067
  Louis Dreyfus Natural Gas Corp.                +        2,594          90,401
  Magnum Hunter Resources Inc.                   +        2,900          25,810
  Mallon Resources Corp.                         +        3,500          20,650
  Marine Drilling Co. Inc.                       +        4,041          77,224
  MarkWest Hydrocarbon Inc.                      +        1,779          12,898
  McMoRan Exploration Co.                        +        2,119          31,785
  Meridian Resource Corp. (The)                  +        5,900          42,303
  Mission Resources Corp.                        +        1,833          12,391
  Mitchell Energy & Development Corp. "A"                 2,797         129,361
  Murphy Oil Corp.                                        3,011         221,610
  National-Oilwell Inc.                          +        5,282         141,558
  New Jersey Resources Corp.                                996          45,019
  Newfield Exploration Co.                       +        2,402          77,008
  Noble Affiliates Inc.                                   3,549         125,457
  Northwest Natural Gas Co.                                 909          22,634
  Nuevo Energy Co.                               +        1,327          21,630
  Ocean Energy Inc.                                      11,362         198,267
  Oceaneering International Inc.                 +        2,232          46,314
  Parker Drilling Co.                            +        6,495          42,218
  Patina Oil & Gas Corp.                                  1,200          31,800
  Petroleum Development Corp.                    +        2,500          15,775
  Piedmont Natural Gas Co.                                1,471          52,250
  Pioneer Natural Resources Co.                  +        6,483         110,535
  Pogo Producing Co.                                      2,695          64,680
  Pride International Inc.                       +        4,254          80,826
  Prima Energy Corp.                             +        1,030          24,813
  Remington Oil & Gas Corp.                      +        2,200          41,800
  Santa Fe International Corp.                            6,834         198,186
  Seacor Smit Inc.                               +          850          39,729
  Seitel Inc.                                    +        1,764          23,108
  Semco Energy Inc.                              *        1,700          25,500
  Southern Union Co.                             +        3,107          63,383
  Southwest Gas Corp.                                     1,656          39,214

  Spinnaker Exploration Co.                      +        2,000          79,720
  St. Mary Land & Exploration Co.                         1,598          37,329
  Stone Energy Corp.                             +*       2,015          89,264
  Superior Energy Services Inc.                  +        5,800          45,820
  Swift Energy Co.                               +        1,629          49,082
  Tesoro Petroleum Corp.                         +        3,192          40,219
  3TEC Energy Corp.                              +          900          14,400
  Tom Brown Inc.                                 +        1,879          45,096
  UGI Corp.                                               1,570          42,390
  Ultramar Diamond Shamrock Corp.                         5,919         279,673
  Unit Corp.                                     +        2,349          37,232
  Valero Energy Corp.                                     4,098         150,724
  Vintage Petroleum Inc.                                  3,458          64,665
  WD-40 Company                                           1,899          49,564
  Western Gas Resources Inc.                              2,585          84,271
  WestPort Resources Corp.                       +        2,900          60,900
  W-H Energy Services Inc.                       +        1,400          26,600
  XTO Energy Inc.                                         6,940          99,589
  -----------------------------------------------------------------------------
                                                                      5,694,887
  -----------------------------------------------------------------------------

  OIL & GAS SERVICES--1.07%
  -----------------------------------------------------------------------------
  BJ Services Co.                                +       10,072         285,843
  CARBO Ceramics Inc.                                     1,338          49,573
  Cooper Cameron Corp.                           +        3,381         188,660
  Dril-Quip Inc.                                 +        1,536          33,070
  FMC Technologies Inc.                          +          266           5,493
  Global Industries Ltd.                         +        5,078          63,323
  Grant Prideco Inc.                             +        7,960         139,220
  Hydril Co.                                     +        2,000          45,540
  Input/Output Inc.                              +        4,854          61,646
  Lone Star Technologies Inc.                    +        1,606          58,137
  Mitcham Industries Inc.                        +        2,200          14,960
  Newpark Resources Inc.                         +        6,968          77,345
  Oil States International Inc.                  +        2,906          26,793
  Patterson-UTI Energy Inc.                      +        4,632          82,774
  Smith International Inc.                       +        3,253         194,855
  Tidewater Inc.                                          3,338         125,843
  Varco International Inc.                       +        6,349         118,155
  Veritas DGC Inc.                               +        1,922          53,336
  Weatherford International Inc.                 +        7,060         338,880
  -----------------------------------------------------------------------------
                                                                      1,963,446
  -----------------------------------------------------------------------------

  PACKAGING & CONTAINERS--0.42%
  -----------------------------------------------------------------------------
  AEP Industries Inc.                            +*         745          26,328
  BWAY Corporation                               +        1,143           5,944
  Gaylord Container Corporation "A"              +        5,383           5,652
  Greif Brothers Corp. "A"                                1,625          49,319
  Ivex Packaging Corp.                           +        3,836          72,884
  Longview Fibre Co.                                      3,612          44,500
  Packaging Corporation of America               +        6,850         106,381
  Silgan Holdings Inc.                           +        2,054          36,068
  Smurfit-Stone Container Corp.                  +       15,716         254,599
  Sonoco Products Co.                                     7,046         175,304
  -----------------------------------------------------------------------------
                                                                        776,979
  -----------------------------------------------------------------------------

  PHARMACEUTICALS--4.39%
  -----------------------------------------------------------------------------
  aaiPharma Inc.                                 +        1,732          27,175
  Abgenix Inc.                                   +        5,332         239,940

  Adolor Corporation                             +        1,700          36,720
  AdvancePCS                                     +        1,800         115,290
  Akorn Inc.                                     +        2,709           8,154
  Align Technology Inc.                          +*       2,948          23,112
  Alkermes Inc.                                  +*       3,692         129,589
  Alliance Pharmaceutical Corp.                  +        3,200           7,200
  Allou Health & Beauty Care Inc. "A"            +        2,961          12,140
  Allscripts Healthcare Solutions Inc.           +*       4,600          41,400
  Alpharma Inc. "A"                              *        2,695          73,439
  Amerisource Health Corp. "A"                   +*       2,892         159,928
  Amylin Pharmaceuticals Inc.                    +        4,300          48,375
  Andrx Group                                    +        4,200         323,400
  Antigenics Inc.                                +*       2,200          43,450
  Aphton Corp.                                   +        2,832          62,021
  Arqule Inc.                                    +        1,444          31,277
  AVANIR Pharmaceuticals "A"                     +        4,000          25,200
  AVI BioPharma Inc.                             +        4,800          37,200
  Axys Pharmaceuticals Inc.                      +        3,011          12,646
  Barr Laboratories Inc.                         +        1,751         123,288
  Bergen Brunswig Corp. "A"                               8,321         159,930
  Biopure Corp.                                  +*       2,300          60,651
  Bone Care International Inc.                   +        1,973          52,285
  Boston Life Sciences Inc.                      +        3,693          12,926
  Celgene Corp.                                  +        4,515         130,258
  Cell Genesys Inc.                              +        2,359          48,360
  Cell Therapeutics Inc.                         +        1,890          52,240
  Cephalon Inc.                                  +*       2,859         201,560
  CIMA Labs Inc.                                 +        1,000          78,500
  Ciphergen Biosystems Inc.                      +        3,000          20,250
  CollaGenex Pharmaceuticals Inc.                +        3,116          25,551
  Connetics Corp.                                +        3,237          24,536
  COR Therapeutics Inc.                          +*       3,192          97,356
  Corixa Corp.                                   +*       3,112          53,122
  Corvas International Inc.                      +        2,500          29,450
  Cubist Pharmaceuticals Inc.                    +        1,544          58,672
  CV Therapeutics Inc.                           +*       1,400          79,800
  Cytoclonal Pharmaceuticals Inc.                +*       4,756          17,359
  D&K Healthcare Resources Inc.                           1,638          60,360
  Dentsply International Inc.                             2,948         130,744
  Digene Corp.                                   +        2,628         107,222
  Duramed Pharmaceuticals Inc.                   +        2,262          40,467
  Durect Corp.                                   +        3,800          53,200
  Emisphere Technologies Inc.                    +        1,405          40,843
  Endo Pharmaceuticals Holdings Inc.             +        5,500          53,625
  Epix Medical Inc.                              +        1,921          23,724
  Genta Inc.                                     +*       4,000          53,560
  Genzyme Transgenics Corp.                      +        7,976          79,281
  Geron Corp.                                    +*       2,194          30,716
  Gilead Sciences Inc.                           +        5,898         343,205
  Guilford Pharmaceuticals Inc.                  +        1,220          41,480
  Hemispherx Biopharma Inc.                      +*       3,710          26,527
  Henry Schein Inc.                              +        2,680         107,361
  Herbalife International Inc. "A"               *        3,068          30,649
  Hi-Tech Pharmacal Co.                          +        2,400          24,120
  Hyseq Inc.                                     +        4,178          48,047
  ICN Pharmaceuticals Inc.                                5,023         159,330
  Ilex Oncology Inc.                             +        1,266          37,853
  Imclone Systems Inc.                           +*       4,302         227,146

  Immune Response Corp.                          +        3,465          16,459
  Immunogen Inc.                                 +        2,500          50,000
  Impax Laboratories Inc.                        +        4,000          48,800
  Inhale Therapeutic Systems Inc.                +*       3,004          69,092
  Inkine Pharmaceutical Co.                      +        3,300          16,170
  Intuitive Surgical Inc.                        +        2,200          29,722
  IVAX Corporation                               +       12,380         482,820
  Kos Pharmaceuticals Inc.                       +        1,853          73,194
  KV Pharmaceuticals Co.                         +        2,242          62,216
  Ligand Pharmaceuticals Inc. "B"                +        2,582          29,177
  Martek Biosciences Corp.                       +        1,748          49,818
  Medarex Inc.                                   +        4,728         111,108
  MediChem Life Sciences Inc.                    +        1,600           8,080
  Medicines Company (The)                        +        1,900          38,931
  Medicis Pharmaceutical Corp. "A"               +        1,443          76,479
  Microcide Pharmaceuticals Inc.                 +        2,892          11,279
  Miravant Medical Technologies                  +        1,991          25,883
  Mylan Laboratories Inc.                                 7,354         206,868
  NABI Inc.                                      +        3,300          26,202
  NaPro BioTherapeutics Inc.                     +        2,500          25,500
  Nastech Pharmaceutical Co. Inc.                +        3,000          29,550
  Natrol Inc.                                    +        2,290           5,382
  NBTY Inc.                                      +        3,730          46,401
  Neose Technologies Inc.                        +        1,153          51,885
  Neurocrine Biosciences Inc.                    +        1,371          54,826
  NPS Pharmaceuticals Inc.                       +        2,251          90,490
  Nu Skin Enterprises Inc. "A"                            3,109          26,427
  Omnicare Inc.                                           5,605         113,221
  OSI Pharmaceuticals Inc.                       +        1,998         105,075
  Patterson Dental Co.                           +        3,980         119,400
  Perrigo Co.                                    +        5,276          88,056
  Pharmaceutical Resources Inc.                  +        2,000          61,380
  Pharmacyclics Inc.                             +*       1,356          45,968
  Praecis Pharmaceuticals Inc.                   +        3,000          49,320
  Priority Healthcare Corp. "B"                  +        2,676          75,677
  Sangstat Medical Corp.                         +        1,921          31,466
  Sciclone Pharmaceuticals Inc.                  +        3,400          19,822
  Scios Inc.                                     +        2,400          60,024
  Sepracor Inc.                                  +*       4,746         188,891
  Serologicals Corp.                             +        2,187          46,671
  SICOR Inc.                                     +        6,463         149,295
  Supergen Inc.                                  +        2,151          31,684
  Sybron Dental Specialties Inc.                 +        2,306          47,250
  Synaptic Pharmaceutical Corp.                  +        2,594          16,991
  Tanox Inc.                                     +        2,500          78,875
  Texas Biotech Corp.                            +        4,257          35,674
  3 Dimensional Pharmaceuticals Inc.             +*       7,277          69,932
  Titan Pharmaceuticals Inc.                     +        1,487          44,625
  Triangle Pharmaceuticals Inc.                  +        3,876          18,140
  Tularik Inc.                                   +        2,336          60,339
  Twinlab Corp.                                  +        2,806           7,239
  United Surgical Partners International Inc.    +          325           7,800
  United Therapeutics Inc.                       +        1,400          18,690
  V.I. Technologies Inc.                         +        3,152          40,503
  VaxGen Inc.                                    +        1,500          28,500
  Versicor Inc.                                  +        4,600          57,684
  Vion Pharmaceuticals Inc.                      +        2,523          22,253
  Viropharma Inc.                                +*       1,323          44,982

  VIVUS Inc.                                     +        2,800           8,680
  Zonagen Inc.                                   +        1,801           5,529
  -----------------------------------------------------------------------------
                                                                      8,065,605
  -----------------------------------------------------------------------------

  PIPELINES--0.18%
  -----------------------------------------------------------------------------
  Aquila Inc.                                    +        1,714          42,250
  National Fuel Gas Co.                                   2,920         151,811
  Questar Corp.                                           5,390         133,456
  -----------------------------------------------------------------------------
                                                                        327,517
  -----------------------------------------------------------------------------

  REAL ESTATE--2.01%
  -----------------------------------------------------------------------------
  Acadia Realty Trust                                     2,637          18,406
  American Community Property Trust              +          600           2,940
  American Residential Investment Trust Inc.                560           1,137
  AMLI Residential Properties Trust                       2,144          52,742
  Annaly Mortgage Management Inc.                         2,800          38,388
  Anthracite Capital Inc.                                 2,200          24,310
  Bedford Property Investors Inc.                         2,913          61,027
  Brandywine Realty Trust                                 2,800          62,860
  BRE Properties Inc. "A"                                 3,077          93,233
  Cabot Industrial Trust                                  2,031          42,651
  California Coastal Communities Inc.            +          535           2,498
  Catellus Development Corp.                     +        7,676         133,946
  CBL & Associates Properties Inc.                          982          30,138
  Centerpoint Properties Corp.                            1,538          77,208
  Chateau Communities Inc.                                1,147          36,016
  Colonial Properties Trust                               1,165          35,882
  Commercial Net Lease Realty Inc.                        4,713          67,160
  Cornerstone Realty Income Trust                         4,949          57,408
  Cousins Properties Inc.                                 3,327          89,330
  Developers Diversified Realty Corp.                     2,963          54,460
  Eastgroup Properties Inc.                               1,529          34,555
  Equity Inns Inc.                                        6,529          63,984
  First Industrial Realty Trust                           2,697          86,601
  Forest City Enterprises Inc. "A"                        1,941         106,755
  Gables Residential Trust                                1,271          38,066
  Getty Realty Corp.                                      2,600          49,816
  Glenborough Realty Trust Inc.                           1,619          31,247
  Glimcher Realty Trust                                   3,760          67,304
  Grubb & Ellis Company                          +        1,305           7,177
  Healthcare Realty Trust                                 1,986          52,232
  Home Properties of NY Inc.                              1,054          31,725
  Income Opportunity Realty Investors Inc.                2,900          24,215
  Innkeepers USA Trust                                    4,029          48,267
  Insignia Financial Group Inc.                  +        3,857          47,055
  IRT Property Co.                                        6,387          69,554
  JDN Realty Corp.                                        4,362          58,451
  Jones Lang LaSalle Inc.                        +        3,226          42,583
  JP Realty Inc.                                          2,389          58,531
  Kilroy Realty Corp.                                     1,436          41,788
  LNR Property Corp.                                      1,320          46,200
  LTC Properties Inc.                                     3,945          17,950
  Macerich Co. (The)                                      2,654          65,819
  Manufactured Home Communities Inc.                      1,268          35,631
  Meristar Hospitality Corp.                              2,369          56,264
  Mills Corp.                                             1,980          48,708
  Monmouth Real Estate Investment Corp. "A"               2,500          14,750
  National Golf Properties Inc.                           2,360          64,310

  National Health Investors Inc.                 +        4,195          43,209
  Nationwide Health Properties Inc.                       2,267          45,793
  Pacific Gulf Properties Inc.                            2,495          12,201
  Pan Pacific Retail Properties Inc.                      2,846          73,996
  Prentiss Properties Trust                               1,841          48,418
  Prime Group Realty Trust                                4,757          64,220
  PS Business Parks Inc.                                  1,157          32,396
  Realty Income Corp.                                     1,799          53,178
  Reckson Associates Realty Corp.                         2,791          64,193
  Redwood Trust Inc.                                      2,417          54,987
  RFS Hotel Investors Inc.                                4,113          64,944
  Security Capital Group "B"                     +*       3,373          72,182
  Shurgard Storage Centers Inc. "A"                       1,879          58,719
  Sl Green Realty Corp.                                   2,271          68,834
  Smith (Charles E) Residential Realty Inc.                 982          49,247
  Sovran Self Storage Inc.                                1,479          40,480
  St. Joe Company (The)                                   6,624         178,053
  Storage USA Inc.                                        1,240          44,640
  Summit Properties Inc.                                  1,437          38,555
  Sun Communities Inc.                                    1,563          55,252
  Taubman Centers Inc.                                    4,167          58,338
  Town & Country Trust                                    2,581          52,652
  Trammell Crow Co.                              +        4,232          46,764
  Transcontinental Realty Investments Inc.                1,538          19,994
  United Capital Corp.                           +          690          16,905
  W.P. Carey & Co. LLC                                    2,232          41,292
  -----------------------------------------------------------------------------
                                                                      3,690,720
  -----------------------------------------------------------------------------

  REAL ESTATE INVESTMENT TRUSTS--3.47%
  -----------------------------------------------------------------------------
  Alexander's Inc.                               +          723          43,452
  Alexandria Real Estate Equities Inc.                    1,662          66,148
  AMB Property Corp.                                      5,742         147,914
  American Land Lease Inc.                                2,793          34,633
  American Mortgage Acceptance Corp.             *        3,300          37,290
  Apartment Investment & Management Co. "A"               4,731         228,034
  Archstone Communities Trust                             6,611         170,432
  Arden Realty Inc.                                       4,092         109,256
  AvalonBay Communities Inc.                              4,056         189,618
  Boston Properties Inc.                                  5,642         230,758
  Camden Property Trust                                   2,293          84,153
  Capital Automotive REIT                                 1,600          28,800
  CarrAmerica Realty Corp.                                3,810         116,205
  Chelsea Property Group Inc.                             1,395          65,426
  Crescent Real Estate Equities Co.                       6,613         162,481
  Crown American Realty Trust                             2,566          21,426
  Duke-Weeks Realty Corp.                                 7,158         177,876
  Equity Office Properties Trust                         17,510         553,841
  Equity Residential Properties Trust                     7,720         436,566
  Essex Property Trust Inc.                                 944          46,775
  Federal Realty Investment Trust                         1,991          41,293
  FelCor Lodging Trust Inc.                               3,337          78,086
  Franchise Finance Corporation of America                3,392          85,173
  General Growth Properties Inc.                          3,706         142,533
  Great Lakes REIT Inc.                                   3,319          60,439
  Health Care Property Investors Inc.                     3,157         108,601
  Health Care REIT Inc.                                   1,854          44,033
  Highwoods Properties Inc.                               3,759         100,177
  Hospitality Properties Trust                            2,535          72,248

  Host Marriott Corp.                                    14,160         177,283
  HRPT Properties Trust                                   8,685          84,505
  iStar Financial Inc.                                    7,470         210,654
  Kimco Realty Corp.                                      3,682         174,343
  Koger Equity Inc.                                       2,289          37,769
  Kramont Realty Trust                                    1,700          23,256
  Liberty Property Trust                                  3,733         110,497
  Mack-Cali Realty Corp.                                  2,858          81,396
  Mid-America Apartment Communities Inc.                  1,542          39,460
  Mission West Properties Inc.                            2,400          33,720
  New Plan Excel Realty Trust                             6,847         104,759
  Parkway Properties Inc.                                 1,052          37,083
  Pinnacle Holdings Inc.                         +        2,900          17,429
  Post Properties Inc.                                    2,101          79,523
  Prologis Trust                                          9,975         226,632
  Public Storage Inc.                                     6,894         204,407
  Regency Centers Corp.                                   3,440          87,376
  Rouse Co.                                               3,169          90,792
  Senior Housing Properties Trust                         4,318          56,134
  Simon Property Group Inc.                               8,118         243,296
  Spieker Properties Inc.                                 3,437         206,048
  Thornbury Mortgage Inc.                                 2,392          37,100
  United Dominion Realty Trust                            7,634         108,021
  Vornado Realty Trust                                    4,868         190,047
  Washington Real Estate Investment Trust                 1,796          42,457
  -----------------------------------------------------------------------------
                                                                      6,387,654
  -----------------------------------------------------------------------------

  RETAIL--4.80%
  -----------------------------------------------------------------------------
  Abercrombie & Fitch Co. "A"                    +*       6,120         272,340
  AFC Enterprises Inc.                           +*       1,869          35,791
  AG Services of America Inc.                    +        1,533          20,619
  Amazon.com Inc.                                +*      22,864         323,526
  American Eagle Outfitters Inc.                 +*       4,155         146,422
  Ames Department Stores Inc.                    +        1,936           2,691
  AnnTaylor Stores Corp.                         +        2,047          73,283
  AutoNation Inc.                                +*      24,098         279,537
  Barnes & Noble Inc.                            +        3,968         156,141
  Bebe Stores Inc.                               +        2,424          70,684
  Big Dog Holdings Inc.                          +        3,241          11,732
  BJ's Wholesale Club Inc.                       +        4,872         259,483
  Blockbuster Inc.                                        2,900          52,925
  Bob Evans Farms Inc.                                    2,133          38,394
  Borders Group Inc.                             +        4,235          94,864
  Brinker International Inc.                     +        6,199         160,244
  Brown Shoe Company Inc.                                 1,408          25,414
  Buckle Inc. (The)                              +        1,782          33,680
  Burlington Coat Factory Warehouse Corp.                 3,019          60,380
  buy.com Inc.                                   +        6,824           2,047
  Casey's General Store Inc.                              2,654          34,502
  Cash American Investments Inc.                          4,822          40,987
  Casual Male Corp.                                       3,629              73
  Cato Corp. "A"                                          2,013          39,294
  CBRL Group Inc.                                         3,936          66,715
  CDW Computer Centers Inc.                      +        5,644         224,123
  Charlotte Russe Holding Inc.                   +        2,200          58,960
  Charming Shoppes Inc.                          +        6,277          37,662
  Chico's FAS Inc.                               +        1,674          49,802
  Children's Place Retail Stores Inc.            +*       1,911          51,215

  Christopher & Banks Corp.                      +        1,612          52,551
  Claire's Stores Inc.                                    3,172          61,410
  Coldwater Creek Inc.                           +        1,075          27,950
  Cole National Corp.                            +        2,758          40,681
  Copart Inc.                                    +        3,182          93,074
  Cost Plus Inc.                                 +        1,283          38,490
  CSK Auto Corp.                                 +        2,542          21,099
  Cyberian Outpost Inc.                          +        2,009           1,185
  Dollar Tree Stores Inc.                        +        7,069         196,801
  Dress Barn Inc.                                +        1,218          27,710
  Drugstore.com Inc.                             +        7,600           8,588
  Duane Reade Inc.                               +*       1,259          40,918
  eBay Inc.                                      +       16,906       1,157,892
  Egghead.com Inc.                               +        3,787           2,196
  Elder-Beerman Stores Corp.                     +          779           2,921
  Electronics Boutique Holdings Corp.            +        1,502          47,689
  Factory 2-U Stores Inc.                        +          723          21,220
  Family Dollar Stores Inc.                              10,604         271,781
  Filene's Basement Corp.                        +          900               5
  Footstar Inc.                                  +        1,097          37,737
  Fred's Inc.                                             2,050          52,788
  FreeMarkets Inc.                               +*       2,371          47,420
  Genesco Inc.                                   +        2,099          70,526
  Genesis Direct Inc.                            +        1,193               1
  Goody's Family Clothing Inc.                   +        3,491          13,999
  Guitar Center Inc.                             +        1,598          33,766
  Haverty Furniture Companies Inc.                        1,522          22,754
  Holiday RV Superstores Inc.                    +          400           1,600
  Hot Topic Inc.                                 +        1,764          54,860
  Intimate Brands Inc.                                   30,350         457,375
  Jill (J.) Group Inc. (The)                     +          954          19,319
  Jo-Ann Stores Inc.                             +        2,502          10,133
  JumboSports Inc.                               +        8,300              25
  Kenneth Cole Productions "A"                   +        1,374          27,686
  Krispy Kreme Doughnuts Inc.                    +*       2,820         112,800
  Lands' End Inc.                                +*       1,852          74,358
  Linens 'N Things Inc.                          +        2,442          66,715
  Lithia Motors Inc. "A"                         +        1,725          28,980
  Lone Star Steakhouse & Saloon Inc.                      2,249          29,215
  Mazel Stores Inc.                              +          408           1,142
  Men's Wearhouse Inc. (The)                     +        2,396          66,130
  Michaels Stores Inc.                           +        1,927          79,007
  MP3.com Inc.                                   +*       4,900          23,765
  MSC Industrial Direct Co. Inc. "A"             +        2,211          38,471
  Neiman-Marcus Group Inc. "A"                   +        2,792          86,552
  Neoforma.com Inc.                              +        6,838           5,812
  99 Cents Only Stores                           +*       3,009          90,120
  NPC International Inc.                         +        2,293          24,764
  Nyer Medical Group Inc.                        +        1,220           3,343
  O'Charley's Inc.                               +        1,668          32,326
  OfficeMax Inc.                                 +        7,191          26,535
  1-800 Contacts Inc.                            +*         774          19,187
  O'Reilly Automotive Inc.                       +        3,404          97,695
  Outback Steakhouse Inc.                        +        4,394         126,547
  Pacific Sunwear of California Inc.             +        1,911          42,864
  Pantry Inc. (The)                              +        2,400          18,240
  Payless Shoesource Inc.                        +        1,204          77,899
  PC Connection Inc.                             +        1,709          27,344

  Pier 1 Imports Inc.                                     6,351          73,037
  Priceline.com Inc.                             +       11,722         106,084
  PurchasePro.com Inc.                           +*       4,200           6,216
  Right Start (The) Inc.                         +        3,600           6,840
  Rite Aid Corp.                                 +       24,200         217,800
  Ross Stores Inc.                                        5,000         119,750
  Ruby Tuesday Inc.                                       2,892          49,453
  Ryan's Family Steak Houses Inc.                +        4,791          58,690
  Saks Inc.                                      +        9,662          92,755
  School Specialty Inc.                          +        2,152          55,629
  7-Eleven Inc.                                  +        5,909          66,476
  Smart & Final Inc.                             +        3,830          42,130
  Sonic Automotive Inc.                          +        2,812          53,709
  Spiegel Inc. "A"                                       10,993         106,302
  Sports Resorts International Inc.              +        2,000          24,440
  Stamps.com Inc.                                +        4,200          15,750
  Steak n Shake Company (The)                    +        2,389          22,098
  Stein Mart Inc.                                +        2,429          25,116
  Systemax Inc.                                  +        2,716           6,600
  Talbots Inc. (The)                                      3,808         166,600
  Too Inc.                                       +        2,200          60,280
  Trans World Entertainment Corp.                +        3,864          36,747
  Tuesday Morning Corp.                          +        3,000          39,750
  Tweeter Home Entertainment Group Inc.          +        1,364          48,149
  Ugly Duckling Corp.                            +        2,819          12,319
  Urban Outfitters Inc.                          +        1,853          19,901
  Value City Department Stores Inc.              +        2,744          31,556
  Venator Group Inc.                             +        7,763         118,774
  Ventro Corporation                             +        2,900           1,160
  Wet Seal Inc. "A"                              +        1,108          38,348
  Williams-Sonoma Inc.                           +        3,388         131,522
  Wilsons The Leather Experts Inc.               +        1,298          24,078
  Zale Corp.                                     +        2,104          70,905
  -----------------------------------------------------------------------------
                                                                      8,836,455
  -----------------------------------------------------------------------------

  SEMICONDUCTORS--2.39%
  -----------------------------------------------------------------------------
  Aetrium Inc.                                   +        1,228           2,824
  Agere Systems Inc.                             +       36,200         271,500
  Alliance Semiconductor Corp.                   +        2,230          26,805
  Amkor Technology Inc.                          +       10,173         224,823
  ANADIGICS Inc.                                 +        1,914          44,022
  Atmel Corp.                                    +       28,920         390,131
  Axcelis Technologies Inc.                      +        5,870          86,876
  AXT Inc.                                       +        1,892          50,516
  ChipPAC Inc.                                   +        4,400          45,936
  Cirrus Logic Inc.                              +        4,657         107,251
  Cohu Inc.                                               1,718          38,655
  Credence Systems Corp.                         +        3,342          81,010
  Cree Inc.                                      +*       4,472         116,920
  Cypress Semiconductor Corp.                    +        8,347         199,076
  Elantec Semiconductor Inc.                     +        1,500          50,685
  Emcore Corp.                                   +        2,438          74,969
  Entegris Inc.                                  +        6,390          73,166
  General Semiconductor Inc.                     +        3,258          34,079
  Integrated Device Technology Inc.              +        6,981         221,228
  Integrated Silicon Solution Inc.               +        1,368          19,015
  International Rectifier Corp.                  +        4,005         136,571
  Intersil Holding Corp.                         +        4,193         152,625

  Kopin Corp.                                    +        4,600          55,844
  Lam Research Corp.                             +        8,099         240,135
  Lattice Semiconductor Corp.                    +        7,292         177,925
  LTX Corp.                                      +        3,108          79,440
  MEMC Electronics Materials Inc.                +        5,612          42,932
  Microchip Technology Inc.                      +        8,833         295,287
  Microtune Inc.                                 +        3,186          70,092
  NVIDIA Corp.                                   +*       4,300         398,825
  OmniVision Technologies Inc.                   +        3,101          17,490
  Pericom Semiconductor Corp.                    +        1,688          26,535
  Pixelworks Inc.                                +        2,494          89,136
  Rambus Inc.                                    +        6,132          75,485
  Transmeta Corp.                                +*       7,945          44,333
  Transwitch Corp.                               +        4,966          53,385
  TriQuint Semiconductor Inc.                    +        4,892         110,070
  Varian Semiconductor Equipment Associates Inc. +        2,230          93,660
  Veeco Instruments Inc.                         +        1,489          59,188
  Virage Logic Corp.                             +        1,566          24,257
  -----------------------------------------------------------------------------
                                                                      4,402,702
  -----------------------------------------------------------------------------

  SOFTWARE--5.15%
  -----------------------------------------------------------------------------
  Actuate Corp.                                  +        3,664          34,991
  Acxiom Corp.                                   +*       5,772          75,555
  Akamai Technologies Inc.                       +*       7,077          64,931
  American Management Systems Inc.               +        2,578          60,841
  Applied Graphics Technologies Inc.             +        1,090           1,308
  Apropos Technology Inc.                        +        1,800           4,518
  AremisSoft Corp.                               +        2,200          35,640
  Ariba Inc.                                     +       15,700          86,350
  At Home Corp. "A"                              +       25,907          55,441
  Avant! Corp.                                   +        3,317          44,116
  AvantGo Inc.                                   +        1,863           3,726
  Avid Technology Inc.                           +        2,096          32,907
  BEA Systems Inc.                               +       24,252         744,779
  Blue Martini Software Inc.                     +        4,407          13,221
  Cadence Design Systems Inc.                    +       14,671         273,321
  Caminus Corp.                                  +*       1,260          33,982
  Captaris Inc.                                  +        1,718           3,573
  CareCentric Inc.                               +           56             165
  Centillium Communications Inc.                 +*       1,976          48,886
  CheckFree Corp.                                +        5,081         178,191
  ChoicePoint Inc.                               +        4,602         193,514
  Chordiant Software Inc.                        +        3,154           9,777
  CMGI Inc.                                      +*      20,155          60,465
  CNET Networks Inc.                             +        7,635          99,255
  Cobalt Group Inc.                              +        2,600           8,788
  Computer Horizons Corp.                        +        2,694           8,378
  Concero Inc.                                   +          600             660
  Corillian Corp.                                +        2,647          10,588
  Corio Inc.                                     +        3,664           4,580
  Covad Communications Group Inc.                +*       9,711           9,808
  CSG Systems International Inc.                 +        3,598         204,222
  Cybear Group                                   +          655             308
  DataTRAK International Inc.                    +        1,587           3,491
  Digi International Inc.                        +        2,913          25,460
  Digital Impact Inc.                            +        3,503           4,379
  DigitalThink Inc.                              +*       2,890          20,288
  Divine Inc. "A"                                +        9,000          18,900

  Documentum Inc.                                +        2,288          29,561
  DoubleClick Inc.                               +        7,844         109,502
  DSL.net Inc.                                   +*       3,700           3,034
  EarthLink Inc.                                 +        9,498         133,922
  eBT International Inc.                         +        2,669           7,206
  Ecometry Corp.                                 +        6,000           8,460
  Edwards (J.D.) & Co.                           +        6,865          97,071
  Electronic Arts Inc.                           +*       8,454         489,487
  Embarcadero Technologies Inc.                  +        1,500          33,465
  eMerge Interactive Inc. "A"                    +*       2,362           2,740
  ePresence Inc.                                 +        2,346           9,666
  eShare Communications Inc.                     +        2,181           2,726
  eSPEED Inc. "A"                                +        1,100          24,200
  Evolve Software Inc.                           +        3,476           1,981
  eXcelon Corp.                                  +        2,332           3,428
  EXE Technologies Inc.                          +        4,300          25,198
  Exodus Communications Inc.                     +*      31,440          64,766
  Extensity Inc.                                 +        2,620          26,462
  FirePond Inc.                                  +        2,751           3,081
  Frontstep Inc.                                 +          341           1,180
  Genomica Corp.                                 +        2,500          10,750
  Geoworks Corp.                                 +        1,820           2,730
  Global Payments Inc.                                    1,832          55,143
  Globix Corp.                                   +        2,108           4,237
  GraphOn Corp.                                  +        2,600           8,554
  HealthCentral.com                              +           65             247
  HearMe Inc.                                    +        7,800           3,198
  Homestore.com Inc.                             +        5,700         199,272
  i2 Technologies Inc.                           +       24,934         493,693
  iBasis Inc.                                    +*       3,300          16,500
  Identix Inc.                                   +        1,933          12,081
  Informatica Corp.                              +        4,600          79,856
  Information Resources Inc.                     +        6,741          69,702
  Informax Inc.                                  +        1,697          12,134
  Informix Corp.                                 +       17,525         102,346
  InfoSpace Inc.                                 +*      18,565          71,290
  Inktomi Corp.                                  +        7,744          74,265
  Innoveda Inc.                                  +        2,888           7,393
  INT Media Group Inc.                           +        2,900          11,600
  InteliData Technologies Corp.                  +        3,100          18,290
  Interactive Intelligence Inc.                  +        1,900          20,900
  Internet Capital Group Inc.                    +*       1,984           3,968
  Internet Pictures Corp.                        +        3,221             805
  Inter-Tel Inc.                                          2,668          31,776
  InterWorld Corp.                               +           60             123
  iVillage Inc.                                  +        4,345           6,300
  JDA Software Group Inc.                        +        2,263          37,588
  Keane Inc.                                     +        3,849          84,678
  L90 Inc.                                       +        2,700           6,507
  Lante Corp.                                    +        2,834           2,069
  Legato Systems Inc.                            +        5,682          90,628
  LifeMinders Inc.                               +        2,100           3,318
  Lightspan Inc.                                 +        4,460           5,575
  Liquid Audio Inc.                              +        2,300           6,785
  Loudcloud Inc.                                 +        4,347          13,215
  Loudeye Technologies Inc.                      +        3,412           5,118
  Macromedia Inc.                                +        3,709          66,762
  Manugistics Group Inc.                         +        4,258         106,876

  Mediaplex Inc.                                 +        1,900           1,729
  Mercator Software Inc.                         +        1,682           4,188
  Micromuse Inc.                                 +        4,592         128,530
  National Data Corp.                                     1,916          62,078
  Net2Phone Inc.                                 +        2,300          13,800
  Netcentives Inc.                               +*       3,900           2,028
  netGuru Inc.                                   +*       1,600           4,000
  NetIQ Corp.                                    +        3,211         100,472
  Netpliance Inc.                                +        3,827           1,416
  Network Associates Inc.                        +        9,017         112,262
  Network Commerce Inc.                          +          446             245
  Netzee Inc.                                    +          288           1,210
  NetZero Inc.                                   +        6,400           5,376
  Numerical Technologies Inc.                    +        1,848          38,808
  Openwave Systems Inc.                          +       10,392         360,602
  Optika Inc.                                    +        2,200           2,640
  Opus360 Corp.                                  +        2,786             279
  Pegasystems Inc.                               +        4,283          14,605
  Peregrine Systems Inc.                         +        9,564         277,356
  Per-Se Technologies Inc.                       +            1               8
  Pinnacle Systems Inc.                          +        2,668          16,141
  Pixar Inc.                                     +*       3,488         142,310
  PLATO Learning Inc.                            +        2,000          61,900
  PracticeWorks Inc.                             +        2,223          18,451
  Previo Inc.                                    +        2,300           7,498
  Prodigy Communications Corp. "A"               +        3,738          21,269
  Promotions.com. Inc.                           +        2,000             740
  ProQuest Company                               +        2,140          66,319
  Puma Technology Inc.                           +        3,134           9,402
  RadiSys Corp.                                  +          963          22,005
  Rational Software Corp.                        +       12,476         349,952
  Razorfish Inc. "A"                             +        5,150           2,781
  RealNetworks Inc.                              +       11,688         137,334
  Remedy Corp.                                   +        2,273          79,100
  Renaissance Learning Inc.                      +        2,612         132,141
  Resonate Inc.                                  +*       1,960           8,134
  Reynolds & Reynolds Co. "A"                             4,877         107,050
  Rhythms Netconnections Inc.                    +        5,200             546
  Roxio Inc.                                     +        1,004          13,052
  Saba Software Inc.                             +*       4,733          77,669
  Seachange International Inc.                   +        1,209          21,798
  SeeBeyond Technology Corp.                     +        5,000          60,000
  SERENA Software Inc.                           +        3,000         109,020
  SignalSoft Corp.                               +        3,144          36,156
  Simpex Solutions Inc.                          +          900          20,448
  SkillSoft Corp.                                +        2,059          70,521
  SpeechWorks International Inc.                 +        2,100          32,970
  Structural Dynamics Research Corp.             +        2,527          61,912
  Support.com Inc.                               +        2,388          15,403
  SVI Solutions Inc.                             +        3,111           2,862
  Sybase Inc.                                    +        7,104         116,861
  Symantec Corp.                                 +        4,837         211,329
  Synplicity Inc.                                +        2,100          21,021
  SynQuest Inc.                                  +        2,475           8,663
  Talarian Corp.                                 +        1,566           2,678
  Tarantella Inc.                                +        2,667           4,561
  TeleCommunication Systems Inc.                 +        2,400           7,200
  TIBCO Software Inc.                            +       12,400         158,348

  Total System Services Inc.                     *       11,881         337,420
  TriZetto Group Inc. (The)                      +        3,100          28,675
  Ulticom Inc.                                   +        2,644          89,367
  United Leisure Corp.                           +        1,400           1,260
  USinternetworking Inc.                         +*       5,625           6,750
  VA Linux Systems Inc.                          +*       3,372          11,802
  ValueClick Inc.                                +        3,120           9,984
  VIA NET.WORKS Inc.                             +        5,295           8,154
  Vicinity Corp.                                 +        2,374           4,083
  Viewpoint Corp.                                +        2,281          19,389
  Vignette Corp.                                 +       14,744         130,779
  V-One Corp.                                    +        2,900           3,799
  webMethods Inc.                                +*       2,956          62,608
  Wind River Systems Inc.                        +        5,198          90,757
  ZipLink Inc.                                   +        2,400              38
  -----------------------------------------------------------------------------
                                                                      9,474,753
  -----------------------------------------------------------------------------

  TELECOMMUNICATION EQUIPMENT--1.56%
  -----------------------------------------------------------------------------
  ADTRAN Inc.                                    +*       2,418          49,569
  Advanced Fibre Communications Inc.             +*       5,085         106,785
  Advanced Switching Communications Inc.         +*       3,413           9,898
  AltiGen Communications Inc.                    +        4,300           4,945
  American Tower Corp.                           +*      11,171         230,905
  ANTEC Corp.                                    +        2,793          34,633
  Avanex Corp.                                   +*       4,246          41,186
  Ciena Corp.                                    +       19,838         753,844
  CommScope Inc.                                 +        3,405          80,018
  Corvis Corp.                                   +*      22,585          99,148
  Cosine Communications Inc.                     +*       6,899          15,454
  DMC Stratex Networks Inc.                      +        5,360          53,600
  Endwave Corp.                                  +        2,600           2,366
  Glenayre Technologies Inc.                     +        4,286           5,486
  Handspring Inc.                                +*       8,220          63,294
  Harmonic Inc.                                  +        4,853          48,530
  Harris Corp.                                            4,200         114,282
  Integrated Telecom Express Inc.                +        2,206           4,500
  Ixia                                           +        2,956          56,164
  Luminent Inc.                                  +        9,700          40,740
  NEON Communications Inc.                       +        1,292           9,031
  Netergy Networks Inc.                          +        2,583           4,004
  Network Engines Inc.                           +        2,444           2,248
  New Focus Inc.                                 +*       4,270          35,228
  NMS Communications Corp.                       +        1,980          13,860
  Nx Networks Inc.                               +        4,600           2,530
  Oplink Communications Inc.                     +*      10,617          39,814
  Peco II Inc.                                   +        4,608          30,182
  RF Micro Devices Inc.                          +*      10,152         272,074
  SBA Communications Corp.                       +        2,700          66,825
  Sonus Networks Inc.                            +*      11,574         270,369
  Spectrasite Holdings Inc.                      +        8,500          61,540
  Sycamore Networks Inc.                         +       17,300         161,236
  Telaxis Communications Corp.                   +        1,737           1,094
  Williams Communications Group Inc.             +*      30,673          90,485
  -----------------------------------------------------------------------------
                                                                      2,875,867
  -----------------------------------------------------------------------------

  TELECOMMUNICATIONS--5.13%
  -----------------------------------------------------------------------------
  ACTV Inc.                                      +*       3,667          12,211
  Adaptec Inc.                                   +        6,100          60,634

  Adelphia Business Solutions Inc.               +        3,425          14,043
  Advanced Radio Telecom Corp.                   +        2,885              14
  Aether Systems Inc.                            +*       2,500          22,125
  AirGate PCS Inc.                               +        1,100          57,200
  Airnet Communications Corp.                    +*       2,639           3,853
  Alamosa Holdings Inc.                          +        3,936          64,157
  Alaska Communications Systems Group            +        5,700          52,155
  Allegiance Telecom Inc.                        +*       7,328         109,847
  Allen Telecom Inc.                             +        2,811          42,165
  Allied Riser Communications Corp.              +*       3,800           2,014
  American Access Technologies Inc.              +        2,800           2,828
  Anaren Microwave Inc.                          +        1,506          30,120
  Anixter International Inc.                     +        1,873          57,501
  Applied Digital Solutions Inc.                 +        3,900           1,716
  Applied Innovation                             +        1,000           8,350
  Applied Signal Technology Inc.                          2,475          12,623
  Arguss Communications Inc.                     +        2,471          12,306
  Aspect Communications Corp.                    +        3,988          27,876
  Audiovox Corp. "A"                             +        2,436          27,040
  Avocent Corporation                            +        3,047          69,319
  Bogen Communications International Inc.        +        1,000           3,750
  Broadwing Inc.                                 +       13,326         325,821
  Carrier Access Corp.                           +        2,356          14,112
  Catapult Communications Corp.                  +        1,500          33,750
  C-COR.net Corp.                                +        2,770          33,240
  Celeritek Inc.                                 +        1,200          17,940
  Cellular Technical Services Co. Inc.           +        1,000           3,100
  Centennial Cellular Corp. "A"                  +        6,072          80,090
  Choice One Communications Inc.                 +*       3,557          23,974
  Com21 Inc.                                     +        5,130           9,183
  Commonwealth Telephone Enterprises Inc.        +        1,623          68,572
  Comtech Telecommunications Corp.               +        1,200          16,800
  Conestoga Enterprises Inc.                              1,057          31,220
  Copper Mountain Networks Inc.                  +        3,100          12,710
  Cox Communications Inc. "A"                    +       34,701       1,537,254
  Crown Castle International Corp.               +       12,909         211,708
  CTC Communications Group Inc.                  +        6,238          19,088
  Cypress Communications Inc.                    +        6,782           2,035
  D&E Communications Inc.                                   973          18,001
  Data Critical Corp.                            +        2,300           4,508
  Davox Corp.                                    +        1,762          14,625
  Deltathree Inc.                                +        2,063           1,527
  Digital Lightware Inc.                         +        1,877          69,374
  Ditech Communications Corp.                    +        1,800          13,356
  Dobson Communications Corp. "A"                +        6,125         104,431
  Echostar Communications Corp.                  +       14,556         471,906
  EMS Technologies Inc.                          +        1,920          29,280
  Emulex Corp.                                   +        5,008         202,323
  Finisar Corp.                                  +*      11,000         205,480
  Focal Communications Corp.                     +        4,200           9,912
  General Communication Inc. "A"                 +        5,033          60,899
  General DataComm Industries Inc.               +        3,900           1,131
  General Motors Corp. "H"                       +       54,643       1,106,521
  Gentner Communications Corp.                   +        1,500          15,900
  GoAmerica Inc.                                 +*       3,846           8,154
  Hickory Tech Corp.                                      1,303          20,848
  High Speed Access Corp.                        +        8,400          10,080
  Hungarian Telephone and Cable Corp.            +        1,300           6,825

  IDT Corp.                                      +        2,339          31,577
  IDT Corp. "B"                                  +        2,339          25,729
  I-Link Inc.                                    +        2,839           1,476
  Illuminet Holdings Inc.                        +        1,800          56,610
  Inet Technologies Inc.                         +        3,100          25,389
  Infonet Services Corp. "B"                     +       19,395         164,858
  InterDigital Communications Corp.              +        3,387          44,878
  Interspeed Inc.                                +        2,000              80
  InterVoice-Brite Inc.                          +        2,790          30,690
  ITC DeltaCom Inc.                              +        3,294          13,176
  LCC International Inc. "A"                     +        2,000          13,240
  Leap Wireless International Inc.               +        2,355          71,357
  Level 3 Communications Inc.                    +       23,341         128,142
  Lexent Inc.                                    +        2,535          21,902
  Liberty Satellite & Technology Inc. "A"        +        3,100           7,905
  Lightbridge Inc.                               +        2,241          43,475
  Lightpath Technologies Inc. "A"                +        1,700          15,130
  Loral Space & Communications Ltd.              +       17,697          49,552
  MarketWatch.com Inc.                           +        2,525           6,237
  Mastec Inc.                                    +        3,042          40,154
  MCK Communications Inc.                        +        1,300           2,860
  McLeodUSA Inc. "A"                             +*      38,554         176,963
  MessageMedia Inc.                              +        2,357           1,296
  Metricom Inc.                                  +*       2,287           3,957
  Metro One Telecommunications Inc.              +        1,410          91,467
  Metromedia Fiber Network Inc. "A"              +*      29,822          60,837
  Motient Corp.                                  +        3,084           3,300
  Mpower Holding Corp.                           +        5,148           4,891
  MRV Communications Inc.                        +*       4,964          46,413
  Netro Corp.                                    +        3,300          13,992
  Network Access Solutions Corp.                 +        4,600           1,426
  Network Plus Corp.                             +*       3,300           8,943
  Newport Corp.                                           2,005          53,133
  Next Level Communications Inc.                 +*       5,900          39,825
  Nextel Partners Inc. "A"                       +       11,000         170,720
  NTELOS Inc.                                    +        1,582          47,555
  NTL Inc.                                       +*      17,377         209,393
  Nucentrix Broadband Networks Inc.              +*       2,700          20,925
  Numerex Corp. "A"                              +        3,600          32,580
  Optical Cable Corp.                            +*       3,852          38,520
  Pac-West Telecomm Inc.                         +        2,800           5,432
  PanAmSat Corp.                                 +        9,254         359,796
  P-Com Inc.                                     +        4,105           2,258
  Plantronics Inc.                               +        3,720          86,118
  Pliant Systems Inc.                            +*       2,200             242
  Powerwave Technologies Inc.                    +        3,813          55,289
  Price Communications Corp.                     +        3,564          71,957
  Primus Telecommunications Group Inc.           +        2,354           1,930
  Proxim Inc.                                    +        2,296          32,374
  PTEK Holdings Inc.                             +        4,348          11,392
  RCN Corp.                                      +        6,317          34,680
  Rural Cellular Corp. "A"                       +        1,086          49,196
  Savvis Communications Corp.                    +        6,224           4,481
  Sirius Satellite Radio Inc.                    +        3,837          46,773
  Somera Communications Inc.                     +        5,500          39,380
  Spectralink Corp.                              +        2,266          29,481
  STAR Telecommunications Inc.                   +        4,590             124
  Startec Global Communications Corp.            +        3,401             510

  STM Wireless Inc. "A"                          +        1,900           2,280
  Sunshine PCS Corp. "A"                         +          304             760
  Superior Telecom Inc.                          +*       4,027          11,356
  Tekelec                                        +        3,821         103,549
  TeleCorp PCS Inc.                              +       11,015         213,361
  Terayon Communications Systems Inc.            +*       3,868          23,672
  Time Warner Telecom Inc. "A"                   +        2,500          83,800
  Tollgrade Communications Inc.                  +          928          26,448
  Triton PCS Holdings Inc. "A"                   +        3,700         151,700
  Tut Systems Inc.                               +        2,700           4,482
  U.S. Wireless Corp.                            +*       1,400           4,074
  United States Cellular Corp.                   +*       5,109         294,534
  Ursus Telecom Corp.                            +        3,900              39
  VerticalNet Inc.                               +        5,400          13,446
  Viasat Inc.                                    +        1,314          31,378
  Vixel Corp.                                    +        3,900           9,750
  VTEL Corp.                                     +        2,700           3,132
  WebEx Communications Inc.                      +*       2,500          66,650
  Westell Technologies Inc.                      +        3,058           4,587
  Western Wireless Corp. "A"                     +        4,526         194,618
  WorldGate Communications Inc.                  +        2,600          13,260
  XETA Corp.                                     +        2,400          12,408
  Zoom Telephonics Inc.                          +        2,200           4,950
  Z-Tel Technologies Inc.                        +*       3,200           4,800
  -----------------------------------------------------------------------------
                                                                      9,440,525
  -----------------------------------------------------------------------------

  TELEPHONE--0.32%
  -----------------------------------------------------------------------------
  Covista Communications Inc.                    +        1,984          10,416
  Deutsche Telekom AG ADR                                     1              18
  Intermedia Communications Inc.                 +*       3,874          57,723
  Talk America Holdings Inc.                     +        8,388           7,885
  Telephone & Data Systems Inc.                           3,436         373,665
  WorldCom Inc.- MCI Group                       +        7,000         112,700
  XO Communications Inc. "A"                     +*      17,244          33,108
  -----------------------------------------------------------------------------
                                                                        595,515
  -----------------------------------------------------------------------------

  TEXTILES--0.44%
  -----------------------------------------------------------------------------
  Coach Inc.                                     +        2,700         102,735
  Columbia Sportswear Co.                        +        2,443         124,569
  Cone Mills Corp.                               +        3,737           4,821
  Culp Inc.                                                 581           2,615
  Dan River Inc. "A"                             +        1,800           4,860
  G&K Services Inc. "A"                                   2,016          54,230
  Gerber Childrenswear Inc.                      +        1,474           9,507
  Guess ? Inc.                                   +        2,319          15,537
  Guilford Mills Inc.                            +        2,139           4,428
  Hallwood Group Inc.                            +        1,500          10,920
  Kellwood Co.                                            2,167          50,058
  Mohawk Industries Inc.                         +        3,065         107,888
  Nautica Enterprises Inc.                       +        2,466          50,380
  Oxford Industries Inc.                                  1,514          33,308
  Polo Ralph Lauren Corp.                        +        2,206          56,915
  Quaker Fabric Corp.                            +        5,100          52,275
  Quiksilver Inc.                                +        1,669          41,725
  Starter Corp.                                  +        3,200               3
  Tag-It Pacific Inc.                            +          500           1,800
  Tarrant Apparel Group                          +        2,213          14,053
  Westpoint Stevens Inc.                                  3,330           4,595

  Wolverine World Wide Inc.                               3,459          61,812
  -----------------------------------------------------------------------------
                                                                        809,034
  -----------------------------------------------------------------------------

  TOBACCO--0.22%
  -----------------------------------------------------------------------------
  R.J. Reynolds Tobacco Holdings Inc.                     5,800         316,680
  Universal Corporation                                   1,106          43,864
  Vector Group Ltd.                              *        1,642          52,462
  -----------------------------------------------------------------------------
                                                                        413,006
  -----------------------------------------------------------------------------

  TOYS / GAMES / HOBBIES--0.11%
  -----------------------------------------------------------------------------
  Action Performance Companies Inc.              +*       1,745          43,625
  Boyds Collection Ltd. (The)                    +        5,400          67,068
  Fotoball USA Inc.                              +        2,400           4,392
  Jakks Pacific Inc.                             +        1,528          28,574
  Marvel Enterprises Inc.                        +        3,233           9,861
  Media Arts Group Inc.                          +        2,281           5,725
  Topps Co. (The)                                +        4,511          52,734
  -----------------------------------------------------------------------------
                                                                        211,979
  -----------------------------------------------------------------------------

  TRANSPORTATION--1.37%
  -----------------------------------------------------------------------------
  ABC Rail Products Corp.                        +        1,831           1,904
  Airborne Inc.                                           2,660          30,829
  Airnet Systems Inc.                            +        5,219          34,967
  Alexander & Baldwin Inc.                                1,900          48,925
  Allied Holdings Inc.                           +          490           1,250
  Arkansas Best Corp.                            +        1,023          23,580
  Arnold Industries Inc.                                  2,724          52,737
  Atlas Air Inc.                                 +        2,404          34,041
  Budget Group Inc.                              +        1,609           3,862
  CH Robinson Worldwide Inc.                              5,686         158,583
  CNF Transportation Inc.                                 2,738          77,349
  Dollar Thrifty Automotive Group Inc.           +        1,679          40,296
  EGL Inc.                                       +        3,073          53,655
  Expeditors International Washington Inc.                3,404         204,237
  Florida East Coast Industries Inc.                      2,523          89,314
  Forward Air Corp.                              +          993          29,740
  General Maritime Corp.                         +        2,333          34,062
  Gulfmark Offshore Inc.                         +        1,000          30,850
  Heartland Express Inc.                         +        2,677          61,036
  Hunt (J.B.) Transport Services Inc.            +        2,492          45,504
  Kirby Corp.                                    +        2,435          60,023
  Landair Corp.                                  +        2,000          11,500
  Landstar System Inc.                           +          564          38,363
  M.S. Carriers Inc.                             +        1,048          32,184
  Offshore Logistics Inc.                        +*       1,491          28,329
  Overseas Shipholding Group Inc.                         1,746          53,323
  Petroleum Helicopters NV                       +        1,145          20,496
  Roadway Express Inc.                                    1,765          41,954
  Seabulk International Inc."A" Warrants
   (Expires 12/24/03)                            +            5               2
  Swift Transportation Co. Inc.                  +        4,041          77,830
  United Parcel Service Inc.                             15,144         875,323
  US Freightways Corp.                                    1,375          40,563
  Werner Enterprises Inc.                                 3,022          73,284
  Wisconsin Central Transportation Corp.         +        3,987          66,703
  Yellow Corporation                             +        2,448          46,463
  -----------------------------------------------------------------------------
                                                                      2,523,061
  -----------------------------------------------------------------------------

  TRUCKING & LEASING--0.11%
  -----------------------------------------------------------------------------
  AMERCO                                         +        1,611          35,925
  GATX Corporation                                        2,804         112,440
  International Aircraft Investors               +        1,400           5,124
  Willis Lease Finance Corp.                     +        2,468          27,321
  Xtra Corp.                                     +          487          24,155
  -----------------------------------------------------------------------------
                                                                        204,965
  -----------------------------------------------------------------------------

  WATER--0.17%
  -----------------------------------------------------------------------------
  American Water Works Inc.                               5,709         188,226
  California Water Service Group                          1,464          37,552
  Connecticut Water Service Inc.                            667          23,058
  Philadelphia Suburban Corp.                             2,765          70,508
  -----------------------------------------------------------------------------
                                                                        319,344
  -----------------------------------------------------------------------------

  TOTAL COMMON STOCKS
  (Cost: $206,509,271)                                              178,203,623
  -----------------------------------------------------------------------------


  SECURITY                                               SHARES           VALUE
  -----------------------------------------------------------------------------
  PREFERRED STOCKS--0.00%

  BANKS--0.00%
  -----------------------------------------------------------------------------
  Cardinal Financial Corp. "A"                              181             959
  -----------------------------------------------------------------------------
                                                                            959
  -----------------------------------------------------------------------------

  TOTAL PREFERRED STOCKS
  (Cost: $606)                                                              959
  -----------------------------------------------------------------------------


  SECURITY                                          FACE AMOUNT           VALUE
  -----------------------------------------------------------------------------

  SHORT TERM INSTRUMENTS--9.26%
  -----------------------------------------------------------------------------
  Dreyfus Money Market Fund                      ++   6,137,191       6,137,191
  Federal Home Loan Mortgage Corporation
    Discount Note
    3.86%, 07/03/01                              ++     984,119         984,119
  Goldman Sachs Financial Square Prime
    Obligation Fund                              ++   3,277,909       3,277,909
  Providian Temp Cash Money Market Fund          ++   6,137,191       6,137,191
  U.S. Treasury Bill
    3.56%**, 09/27/01                            +++    500,000         495,699
  -----------------------------------------------------------------------------
  TOTAL SHORT TERM INSTRUMENTS
  (Cost: $17,032,217)                                                17,032,109
  -----------------------------------------------------------------------------

  SECURITY                                          FACE AMOUNT           VALUE
  -----------------------------------------------------------------------------

  REPURCHASE AGREEMENT-2.73%
  -----------------------------------------------------------------------------
  Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 06/29/01, due 07/02/01, with
  a maturity value of $5,010,284 and an
  effective yield of 3.70%.                           5,008,739       5,008,739
  -----------------------------------------------------------------------------
  TOTAL REPURCHASE AGREEMENT
  (Cost: $5,008,739)                                                  5,008,739
  -----------------------------------------------------------------------------


  TOTAL INVESTMENTS IN SECURITIES -- 108.88%
  (Cost $228,550,833)                                               200,245,430
  -----------------------------------------------------------------------------

  Other Assets, Less Liabilities -- (8.88%)                         (16,324,612)
  -----------------------------------------------------------------------------
  NET ASSETS -- 100.00%                                            $183,920,818
  =============================================================================


*    Denotes all or part of security on loan. See Note 4.
**   Yield to Maturity.
+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 4.
+++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

The accompanying notes are an integral part of these financial statements.

E*TRADE EXTENDED MARKET INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS

Investment in Extended Index Master Portfolio ("Master Portfolio"), at market value (Note 1)              $      11,495,940
                                                                                                          -----------------
LIABILITIES
Accrued administration fee (Note 2)                                                                                   2,117
Distribution to shareholders                                                                                         36,993
Accrued advisory fee (Note 2)                                                                                           174
                                                                                                          -----------------
       TOTAL LIABILITIES                                                                                             39,284
                                                                                                          -----------------
TOTAL NET ASSETS                                                                                          $      11,456,656
                                                                                                          =================
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                  13,404,032
Distributions in excess of net investment income                                                                        (32)
Net realized gain on investments and futures contracts                                                               13,105
Net unrealized depreciation of investments and futures contracts                                                 (1,960,449)
                                                                                                          =================
TOTAL NET ASSETS                                                                                          $      11,456,656
                                                                                                          =================
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                                                        1,135,363
                                                                                                          =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                            $           10.09
                                                                                                          =================

   The accompanying notes are an integral part of these financial statements.

E*TRADE EXTENDED MARKET INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Dividends                                                                                          $          49,730
       Interest                                                                                                       6,428
       Expenses (Note 2)                                                                                             (5,063)
                                                                                                          -----------------
                NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                                                51,095
                                                                                                          -----------------
EXPENSES (NOTE 2):
       Advisory fee                                                                                                     998
       Administration fee                                                                                            13,135
                                                                                                          -----------------
       TOTAL EXPENSES                                                                                                14,133
                                                                                                          -----------------
NET INVESTMENT INCOME                                                                                                36,962
                                                                                                          -----------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
ALLOCATED FROM MASTER PORTFOLIO
Net realized gain/(loss) on:
       Sale of investments                                                                                          (24,675)
       Futures contracts                                                                                             18,640
Net change in unrealized depreciation of:
       Investments                                                                                                 (363,525)
       Future contracts                                                                                              (1,262)
                                                                                                          -----------------
                NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
                FUTURE CONTRACTS ALLOCATED FROM MASTER PORTFOLIO                                                   (370,822)
                                                                                                          -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $        (333,860)
                                                                                                          =================

   The accompanying notes are an integral part of these financial statements.

E*TRADE EXTENDED MARKET INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    For the Six Months Ended
                                                                                          June 30, 2001          For the Year Ended
                                                                                           (Unaudited)            December 31, 2000
                                                                                    ------------------------     ------------------
DECREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                                   $         36,962          $          57,636
Net realized (loss)/gain on sale of investments                                                   (6,035)                   257,320
Net change in unrealized appreciation/(depreciation) of investments
  and futures contracts                                                                         (364,787)                (2,261,957)
                                                                                        ----------------          -----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            (333,860)                (1,947,001)
                                                                                        ----------------          -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                         (36,994)                   (82,030)
Distributions from net realized gain on sale of investments                                           --                   (263,694)
                                                                                        ----------------          -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                              (36,994)                  (345,724)
                                                                                        ----------------          -----------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                               3,227,476                 10,712,828
Value of shares issued in reinvestment of dividends and distributions                                 --                    342,016
Cost of shares redeemed                                                                       (1,047,955)                (3,592,536)
                                                                                        ----------------          -----------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK                         2,179,521                  7,462,308
                                                                                        ----------------          -----------------
REDEMPTION FEES                                                                                    2,438                      8,994
                                                                                        ----------------          -----------------
NET INCREASE IN NET ASSETS                                                                     1,811,105                  5,178,577
NET ASSETS:
Beginning of period                                                                            9,645,551                  4,466,974
                                                                                        ----------------          -----------------
END OF PERIOD                                                                           $     11,456,656          $       9,645,551
                                                                                        ================          =================
SHARE TRANSACTIONS:
Number of shares sold                                                                            327,566                    825,474
Number of shares reinvested                                                                           --                     31,194
Number of shares redeemed                                                                       (106,822)                  (291,469)
                                                                                        ----------------          -----------------
NET INCREASE IN SHARES OUTSTANDING                                                               220,744                    565,199
                                                                                        ================          =================

   The accompanying notes are an integral part of these financial statements.

E*TRADE EXTENDED MARKET INDEX FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                               Period from
                                                                      Six                                    August 13, 1999
                                                                  Months Ended                                (commencement
                                                                 June 30, 2001         Year Ended        of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                            (Unaudited)      December 31, 2000        December 31, 1999
                                                                 -------------     -----------------     ----------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $  10.55            $ 12.78                  $ 10.00
                                                                    --------            -------                  -------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
       Net investment income                                            0.03               0.12                     0.03
       Net realized and unrealized (loss) gain on investments          (0.46)             (1.96)                    2.78
                                                                    --------            -------                  -------
       TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                  (0.43)             (1.84)                    2.81
                                                                    --------            -------                  -------
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                        (0.03)             (0.14)                   (0.03)
       Distributions from net realized gains                              --              (0.26)                      --
                                                                    --------            -------                  -------
       TOTAL DISTRIBUTIONS TO SHAREHOLDERS                             (0.03)              0.40                       --
                                                                    --------            -------                  -------
REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                0.00 2             0.01 2                  (0.03)
                                                                    --------            -------                  -------
NET ASSET VALUE, END OF PERIOD                                      $  10.09            $ 10.55                  $ 12.78
                                                                    --------            -------                  -------
TOTAL RETURN                                                         (4.05)% 4         (14.44)%                   28.11% 1
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                     $ 11,457            $ 9,646                  $ 4,467
       Ratio of expenses to average net assets                         0.38% 3            0.38% 5                  0.38% 35
       Ratio of net investment income to average net assets            0.73% 3            0.66%                    0.95% 3
       Portfolio turnover rate of Master Portfolio                     8.00% 4           38.00%                   17.00% 1

--------------
    1 For the period March 1, 1999 (commencement of operations of Master Portfolio) to December
      31, 1999 and not indicative of a full year's operating results.
    2 Rounds to less than $0.01.
    3 Annualized.
    4 Not annualized.
    5 The Investment Advisor voluntarily agreed to pay the non-affiliated trustee expenses for the Fund for the period August 13, 1999 (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.38% for the period from August
      13, 1999 (commencement of operations) through December 31, 1999 and for the year ended December 31, 2000.

   The accompanying notes are an integral part of these financial statements.

E*TRADE EXTENDED MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
JUNE 30, 2001

1.  SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Extended Market Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2001 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE Extended Market Index Fund.

The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of the Wilshire 4500 Equity Index, commonly known as the Extended Market Index.* The Fund seeks to achieve its objective by investing in the Extended Index Master Portfolio ("the Master Portfolio"). The Master Portfolio, in turn, invests in a representative sample of those U.S. securities that comprise the Wilshire 4500 Index and are selected in accordance with their capitalization, industry sector and valuation, among other factors.

* "Wilshire 4500 Equity Index (TM)", "Wilshire 4500 Index (TM)", and "Wilshire 4500 (TM)", are trademarks of Wilshire Associates Incorporated ("Wilshire Associates") and have been licensed for use by E*TRADE Asset Management, Inc., (the "Investment Advisor"). Wilshire Associates does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Wilshire Associates, and neither Wilshire Associates nor the Wilshire 4500 Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.


INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30, 2001, the value of the Fund's investment in the Master Portfolio was 6.25% of the outstanding interests of the Master Portfolio.

The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.


SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. . The premiums are amortized and discounts are accreted using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2001.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.


REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.


REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.


2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Advisor, a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio at an annual rate equal to 0.08% of the average daily net assets of the Master
Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.26% of its average daily net assets for its services as administrator of the Fund.

The Fund's investment in the Master Portfolio is subject to an administrative fee of 0.02% of its average daily net assets to Barclays Global Investors N.A., and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2001.


3.  PORTFOLIO SECURITIES LOANED

As of June 30, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S. Government Agency obligations and money market funds. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


4.  SUBSEQUENT EVENT

The Board of Trustees of E*TRADE Funds approved a Plan of Liquidation for the E*TRADE Extended Market Index Fund (the "Fund"). The Plan of Liquidation contemplates that: all assets of the Fund will be sold, all claims, obligations and expenses of the Fund will be paid; and the Fund will distribute pro rata to each of its shareholders of record on the date of the liquidation all of the remianing assets of the Fund without the imposition of any redemption fee or similar charge. The data of liquidation for the Fund is expected is to be August 31, 2001.

EXTENDED INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost: $228,550,833) (Note 1)    +    $  200,245,430
Receivables:
       Investment securities sold                                        761,551
       Dividends and interest                                            164,623
       Due from broker - variation margin                                106,050
                                                                  --------------
Total Assets                                                         201,277,654
                                                                  --------------
LIABILITIES
Payables:
       Investment securities purchased                                   748,110
       Collateral for securities loaned (Note 4)                      16,536,410
       Advisory fees (Note 2)                                             37,906
       Administration fees (Note 2)                                       34,410
                                                                  --------------
Total Liabilities                                                     17,356,836
                                                                  --------------
NET ASSETS                                                        $  183,920,818
                                                                  ==============

--------------------------------------------------------------------------------

+  Includes securities on loan with a market value of $15,689,218. See Note 4.

The accompanying notes are an integral part of these financial statements.

EXTENDED INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001 (UNAUDITED)
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
       Dividends (Net of foreign withholding tax of $50)                                 $        875,715
       Interest                                                                                    54,487
       Securities lending income                                                                   57,544
                                                                                         ----------------
Total investment income                                                                           987,746
                                                                                         ----------------
EXPENSES (Note 2)
       Advisory fees                                                                               72,084
       Administration fees                                                                         18,021
                                                                                         ----------------
Total expenses                                                                                     90,105
                                                                                         ----------------
Net investment income                                                                             897,641
                                                                                         ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized loss on sale of investments                                                  (282,944)
       Net realized gain on sale of futures contracts                                             310,188
       Net change in unrealized appreciation (depreciation) of investments                     (8,858,225)
       Net change in unrealized appreciation (depreciation) of futures contracts                  (32,900)
                                                                                         ----------------
Net loss on investments                                                                        (8,863,881)
                                                                                         ----------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $     (7,966,240)
                                                                                         ================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

EXTENDED INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    FOR THE SIX MONTHS
                                                                                   ENDED JUNE 30, 2001        FOR THE YEAR ENDED
                                                                                           (UNAUDITED)         DECEMBER 31, 2000
                                                                                   -------------------        ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
       Net investment income                                                         $      897,641              $    2,199,738
       Net realized gain                                                                     27,244                  21,750,895
       Net change in unrealized appreciation (depreciation)                              (8,891,125)                (64,094,244)
                                                                                     --------------              --------------
Net decrease in net assets resulting from operations                                     (7,966,240)                (40,143,611)
                                                                                     --------------              --------------
INTERESTHOLDER TRANSACTIONS:
       Contributions                                                                     19,806,732                 163,481,883
       Withdrawals                                                                      (27,170,856)               (126,543,641)
                                                                                     --------------              --------------
Net increase (decrease) in net assets resulting from interestholder transactions         (7,364,124)                 36,938,242
                                                                                     --------------              --------------
Decrease in net assets                                                                  (15,330,364)                 (3,205,369)

NET ASSETS:
Beginning of period                                                                     199,251,182                 202,456,551
                                                                                     --------------              --------------
End of period                                                                        $  183,920,818              $  199,251,182
                                                                                     ==============              ==============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

EXTENDED INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the Extended Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased, using a constant yield to maturity method.


     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).


     FUTURES CONTRACTS

     The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2001, the open futures contracts outstanding were as follows:

    --------------------------------------------------------------------------------------------------------
        NUMBER OF                    FUTURES     EXPIRATION             NOTIONAL         NET UNREALIZED
        CONTRACTS                      INDEX           DATE       CONTRACT VALUE           APPRECIATION
    --------------------------------------------------------------------------------------------------------

          21                    Russell 2000       09/21/01         $  5,413,800             $   55,300


    --------------------------------------------------------------------------------------------------------


     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $500,000.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

     The repurchase agreement held by the Master Portfolio at June 30, 2001 was fully collateralized by U.S. Government obligations with a rate of 6.75%, a maturity date of 05/15/05 and an aggregate market value of $5,109,421.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFLIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

       Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, served as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2001, BGIS received brokerage commissions from the Master Portfolio in the amount of $444, related to purchases and sales of portfolio investments.

     Certain officers and trustees of MIP are also officers of Stephens. As of June 30, 2001 these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short-term investments) for the six months ended June 30, 2001, were as follows:

                           Purchases at cost          $  14,354,580
                           Sales proceeds                21,248,381

     At June 30, 2001, the cost of investments for federal income tax purposes was $228,550,833. Net unrealized depreciation aggregated $28,305,403, of which $37,585,655 represented gross unrealized appreciation on securities and $65,891,058 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2001, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in U.S Government Agency obligations and money market mutual funds. The market value of the securities on loan at June 30, 2001 was $15,689,218 and the value of the related collateral was $16,536,410.

5.   FINANCIAL HIGHLIGHTS

     Financial highlights for the Master Portfolio were as follows:

---------------------------------------------------------------------------------------------
                                            SIX           FOR THE                  FOR THE
                                   MONTHS ENDED        YEAR ENDED             PERIOD ENDED
                                  JUNE 30, 2001      DECEMBER 31,             DECEMBER 31,
                                    (UNAUDITED)              2000                    1999*
---------------------------------------------------------------------------------------------
       Ratio of expenses    +            0.10 %            0.10 %                   0.10%
       to average net
       assets

       Ratio of net         +            1.00 %            0.93 %                   1.26%
       investment income
       to average net
       assets

       Portfolio turnover                   8 %              38 %                     17%
       rate
       Total return                     (3.95)% ++       (14.53)%                  36.30% ++
=============================================================================================

*  PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF
   OPERATIONS) TO DECEMBER 31, 1999.
---------------------------------------------------------------------------------------------
+  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
---------------------------------------------------------------------------------------------
++ NOT ANNUALIZED.
---------------------------------------------------------------------------------------------